UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-04813

Dreyfus Investment Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	6/30/2010

The following N-CSR relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different N-CSR reporting requirements. Separate N-CSR Forms will be filed for those series, as appropriate.

Dreyfus/Standish Fixed Income Fund
Dreyfus/Standish Global Fixed Income Fund

Dreyfus/Standish International Fixed Income Fund

1

FORM N-CSR

Item 1.      Reports to Stockholders.

2

Dreyfus/Standish Fixed Income Fund

SEMIANNUAL REPORT June 30, 2010

BNY MELLON
ASSET MANAGEMENT

Dreyfus

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
23	Statement of Financial Futures
23	Statement of Options Written
24	Statement of Assets and Liabilities
25	Statement of Operations
26	Statement of Changes in Net Assets
27	Financial Highlights
28	Notes to Financial Statements
44	Information About the Review and Approval of the Fund’s Investment Advisory Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus/Standish
Fixed Income Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus/Standish Fixed Income Fund, covering the six-month period from January 1, 2010, through June 30, 2010.

After posting solid gains over the first quarter of 2010, the financial markets encountered renewed volatility in the second quarter, which caused some of the bond market’s higher-yielding sectors to erase their previous gains and end the reporting period lower than where they began. Conversely, traditional safe havens such as U.S.Treasury securities gained value as investors became more risk-averse.

The second-quarter swoon occurred despite continued U.S. economic growth, as manufacturing activity improved and unemployment began to moderate in a recovery that has so far proved sustainable but milder than historical averages. Indeed, many of the headlines that spooked investors emanated from overseas markets, including a sovereign debt crisis in Europe.

Despite recent headlines about the current state of the U.S. economy, we still believe that it is unlikely that we’ll encounter a “double-dip” recession. Instead, we expect current financial strains to ease and the domestic economy to expand at a moderate pace over the second half of the year. However, we currently see a number of downside risks that could result in volatility over the short term, which is why we still believe that a long-term investment focus with an emphasis on higher-quality bonds may be advisable for many investors. As always, your financial advisor can help you assess both the risks and opportunities provided by the financial markets in this investment climate.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
July 15, 2010

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2010, through June 30, 2010, as provided by David Bowser, CFA, and Peter Vaream, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended June 30, 2010, Dreyfus/Standish Fixed Income Fund’s Class I shares achieved a total return of 6.45%.1 In comparison, the Barclays Capital U.S. Aggregate Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 5.33% for the same period.2

After rallying during much of the reporting period, higher-yielding sectors of the bond market suffered heightened volatility when investors began to question the sustainability of the economic recovery.The fund produced higher returns than its benchmark for the reporting period overall, due to an investment position that profited from the decline of the euro relative to the U.S. dollar and from having a longer duration that benefited as interest rates declined. The fund’s holdings of commercial mortgage-backed securities also performed relatively well.

The Fund’s Investment Approach

The fund seeks to achieve a high level of current income, consistent with conserving principal and liquidity, and secondarily seeks capital appreciation. To achieve this, the fund invests, under normal circumstances, at least 80% of net assets in fixed-income securities issued by U.S. and foreign governments and companies.

The fund invests primarily in investment-grade securities, but may invest up to 15% of assets in below investment-grade securities, sometimes referred to as junk bonds. The fund will not invest in securities rated lower than B at the time of purchase. In this instance, we will attempt to select fixed-income securities that have the potential to be upgraded.

Renewed Uncertainty Derailed a Bond Market Rally

An economic recovery persisted during the first quarter of 2010 as manufacturing activity increased, housing prices appeared to bottom and the labor market showed early evidence of modest improvement. The economic rebound was sparked, in part, by historically low short-term

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

interest rates from the Federal Reserve Board and a massive stimulus program adopted by the U.S. government. Improving economic conditions helped lift the prices of higher-yielding fixed-income securities, including investment-grade corporate bonds and commercial mortgage-backed securities. In contrast, U.S. government securities lagged market averages as investors favored riskier investments.

Investor sentiment changed sharply, however, when a number of developments brought the economic recovery into question. Certain European nations found themselves unable to finance heavy debt loads, requiring intervention from the International Monetary Fund and other members of the European Union. Meanwhile, surging property values in China kindled local inflation fears, and investors grew concerned that potential remedial measures might constrain regional growth. These developments caused the euro to decline relative to most major currencies, including the U.S. dollar.

The United States also encountered greater economic uncertainty when retail sales,employment and housing data sent mixed signals regarding the strength and sustainability of the economic recovery.As a result, higher-yielding market sectors lost value, giving back many of the reporting period’s previous gains, and traditionally defensive U.S. government securities generally rallied. High-quality commercial mortgage-backed securities proved to be an exception to this trend, as improved conditions in U.S. commercial real estate markets provided price support.

Fund Strategies Helped Cushion Volatility

Although the fund was affected by weakness in higher-yielding market sectors, which generally were areas of emphasis during the reporting period, several strategies helped it produce higher returns than its benchmark. Chief among them was a “short” position in the euro that enabled the fund to profit from the currency’s relative weakness as the sovereign debt crisis intensified. In addition, the fund’s overweighted exposure to high-quality commercial mortgage-backed securities supported its relative performance.To a lesser degree, our security selection strategy among investment-grade corporate bonds produced excess returns compared to the benchmark. Our interest-rate strategies also proved relatively successful, mainly due to a focus on bonds around the seven-year maturity range, where yield differences were relatively steep over most of the reporting period.

4

On the other hand, the fund received more disappointing results from its positions in high yield bonds, which generally bore the brunt of investors’ growing aversion to risk later in the reporting period.

Maintaining a Disciplined Approach to Security Selection

As of the reporting period’s end, we believe that the U.S. economy is unlikely to fall into another recession, but the continued expansion probably will remain slower and choppier than most previous recoveries. Indeed, mixed economic signals could lead to continued market volatility over the foreseeable future. To prepare for these potential developments, we have reduced the fund’s exposure to higher-yielding market sectors, especially corporate bonds, to more modestly overweighted positions.We have correspondingly increased the fund’s holdings of U.S. government securities, including Treasuries and residential mortgage-backed securities backed by U.S. government agencies. In our judgment, these are prudent strategies in today’s uncertain economic climate.

July 15, 2010

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Each of these risks could increase the fund’s volatility.

The fund may use derivative instruments, such as options, futures and options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps and other credit derivatives. A small investment in derivatives could have a potentially large impact on the fund’s performance.The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

1

Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to a voluntary undertaking in effect, which may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s return would have been lower.

2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital U.S. Aggregate Bond (Hedged) Index is a widely
accepted,	unmanaged total return index of corporate, U.S. government and U.S. government
agency	debt instruments, mortgage-backed securities and asset-backed securities with an average
maturity	of 1-10 years.The Index does not include fees and expenses to which the fund is
subject.	Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus/Standish Fixed Income Fund from January 1, 2010 to June 30, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2010

Expenses paid per $1,000†	$2.56
Ending value (after expenses)	$1,064.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2010

Expenses paid per $1,000†	$2.51
Ending value (after expenses)	$1,022.32

† Expenses are equal to the fund’s annualized expense ratio of .50% for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
June 30, 2010 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes—109.2%	Rate (%)	Date	Amount ($)		Value ($)
Advertising—.2%
Lamar Media,
Gtd. Notes	6.63	8/15/15	661,000		636,212
Agriculture—.9%
Altria Group,
Gtd. Notes	9.70	11/10/18	945,000		1,198,537
Philip Morris International,
Sr. Unscd. Notes	5.65	5/16/18	890,000		975,150
					2,173,687
Asset-Backed Ctfs./
Auto Receivables—3.1%
Ally Auto Receivables Trust,
Ser. 2010-1, Cl. B	3.29	3/15/15	800,000	[a]	790,640
Americredit Automobile Receivables
Trust, Ser. 2010-1, Cl. C	5.19	8/17/15	280,000		292,585
Americredit Prime Automobile
Receivables, Ser. 2007-1, Cl. E	6.96	3/8/16	894,110	[a]	851,240
Carmax Auto Owner Trust,
Ser. 2010-1, Cl. B	3.75	12/15/15	200,000		204,419
Carmax Auto Owner Trust,
Ser. 2010-2, Cl. B	3.96	6/15/16	140,000	[b]	139,994
Chrysler Financial Lease Trust,
Ser. 2010-A, Cl. C	4.49	9/16/13	525,000	[a,c]	524,591
Ford Credit Auto Owner Trust,
Ser. 2006-C, Cl. C	5.47	9/15/12	490,000	[c]	510,671
Ford Credit Auto Owner Trust,
Ser. 2007-A, Cl. D	7.05	12/15/13	1,025,000	[a]	1,093,846
Franklin Auto Trust,
Ser. 2008-A, Cl. B	6.10	5/20/16	600,000	[a]	616,278
Hyundai Auto Receivables Trust,
Ser. 2006-B, Cl. D	5.41	5/15/13	15,699		15,695
JP Morgan Auto Receivables Trust,
Ser. 2008-A, Cl. CFTS	5.22	7/15/15	340,331	[a]	326,154
JPMorgan Auto Receivables Trust,
Ser. 2008-A, Cl. D	5.22	7/15/15	447,509	[a]	449,353
Wachovia Auto Loan Owner Trust,
Ser. 2007-1, Cl. C	5.45	10/22/12	320,000		327,871
Wachovia Auto Loan Owner Trust,
Ser. 2007-1, Cl. D	5.65	2/20/13	1,725,000		1,750,185
					7,893,522

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./
Home Equity Loans—1.0%
Bayview Financial Acquisition
Trust, Ser. 2005-B, Cl. 1A6	5.21	4/28/39	142,498	[d]	134,699
Carrington Mortgage Loan Trust,
Ser. 2005-NC5, Cl. A2	0.67	10/25/35	479,197	[d]	452,419
Citicorp Residential Mortgage
Securities, Ser. 2006-1, Cl. A3	5.71	7/25/36	497,495	[d]	499,545
Citigroup Mortgage Loan Trust,
Ser. 2005-HE1, Cl. M1	0.78	5/25/35	169,100	[d]	167,124
Citigroup Mortgage Loan Trust,
Ser. 2005-WF1, Cl. A5	5.01	2/25/35	124,393	[d]	108,466
First Franklin
Mortgage Loan Asset
Backed Certificates,
Ser. 2005-FF2, Cl. M1	0.75	3/25/35	377,096	[d]	366,136
Home Equity Asset Trust,
Ser. 2005-2, Cl. M1	0.80	7/25/35	161,123	[d]	159,483
JPMorgan Mortgage Acquisition,
Ser. 2006-CH2, Cl. AV2	0.40	10/25/36	234,947	[d]	225,732
Mastr Asset Backed Securities
Trust, Ser. 2006-AM1, Cl. A2	0.48	1/25/36	120,609	[d]	117,051
Morgan Stanley Capital,
Ser. 2004-NC1, Cl. M2	2.67	12/27/33	273,476	[d]	227,686
					2,458,341
Asset-Backed Ctfs./
Manufactured Housing—.4%
Conseco Financial,
Ser. 1994-7, Cl. M1	9.25	3/15/20	51,334		51,597
Vanderbilt Mortgage Finance,
Ser. 1999-A, Cl. 1A6	6.75	3/7/29	1,030,000	[d]	1,009,111
					1,060,708
Automobiles—.6%
Goodyear Tire & Rubber,
Gtd. Notes	8.63	12/1/11	720,000		752,400
Lear,
Gtd. Bonds	7.88	3/15/18	445,000		448,338
Lear,
Gtd. Notes	8.13	3/15/20	235,000		236,763
					1,437,501

8

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Banks—5.3%
American Express,
Sr. Unscd. Notes	7.25	5/20/14	1,090,000		1,239,986
Barclays Bank,
Sub. Notes	10.18	6/12/21	310,000	[a]	388,911
Capital One Bank USA,
Sub. Notes	8.80	7/15/19	1,570,000		1,963,214
Citigroup,
Sr. Unscd. Notes	5.50	4/11/13	1,655,000		1,721,478
Citigroup,
Unscd. Notes	8.50	5/22/19	650,000		776,133
Countrywide Home Loans,
Gtd. Notes, Ser. L	4.00	3/22/11	350,000	[c]	356,447
Discover Bank,
Sub. Notes	7.00	4/15/20	500,000		505,752
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	945,000		1,045,097
Manufacturers & Traders Trust,
Sub. Notes	5.59	12/28/20	625,000	[d]	594,074
Merrill Lynch & Co.,
Sub. Notes	5.70	5/2/17	1,970,000		1,978,717
Morgan Stanley,
Sr. Unscd. Notes	6.60	4/1/12	565,000	[c]	599,850
NB Capital Trust IV,
Gtd. Cap. Secs	8.25	4/15/27	265,000		260,362
Wells Fargo Capital XIII,
Gtd. Secs	7.70	12/29/49	2,005,000	[d]	2,035,075
					13,465,096
Building & Construction—.2%
Masco,
Sr. Unscd. Bonds	7.13	3/15/20	620,000		603,045
Chemicals—.3%
Dow Chemical,
Sr. Unscd. Notes	8.55	5/15/19	595,000		729,529
Coal—.2%
Consol Energy,
Gtd. Notes	8.00	4/1/17	320,000	[a]	332,000
Consol Energy,
Gtd. Notes	8.25	4/1/20	215,000	[a]	225,213
					557,213

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Commercial &
Professional Services—1.2%
Aramark,
Gtd. Notes	8.50	2/1/15	712,000	[e]	722,680
ERAC USA Finance,
Gtd. Notes	6.38	10/15/17	1,425,000	[a]	1,606,459
Iron Mountain,
Sr. Sub. Notes	8.38	8/15/21	600,000		615,000
					2,944,139
Commercial Mortgage
Pass-Through Ctfs.—10.2%
Banc of America Commercial
Mortgage, Ser. 2004-6, Cl. A5	4.81	12/10/42	505,000		532,685
Bear Stearns Commercial Mortgage
Securities, Ser. 2003-T12, Cl. A3	4.24	8/13/39	1,404,105	[c,d]	1,443,202
Bear Stearns Commercial Mortgage
Securities, Ser. 2004-T14, Cl. A4	5.20	1/12/41	1,235,000	[d]	1,321,731
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-T26, Cl. A4	5.47	1/12/45	1,015,000	[d]	1,052,050
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-PW17, Cl. AAB	5.70	6/11/50	420,000		447,421
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW12, Cl. AAB	5.88	9/11/38	875,000	[d]	954,422
Bear Stearns Commercial Mortgage
Securities, Ser. 1998-C1, Cl. A2	6.44	6/16/30	353	[c]	354
Commercial Mortgage Pass-Through
Certificates, Ser. 2007-C9,
Cl. AAB	6.01	12/10/49	475,000	[d]	514,276
Credit Suisse/Morgan Stanley
Commercial Mortgage Certificates,
Ser. 2006-HC1A, Cl. A1	0.54	5/15/23	923,915	[a,c,d]	902,238
Crown Castle Towers,
Ser. 2006-1A, Cl. AFX	5.24	11/15/36	2,725,000	[a,c]	2,821,571
Crown Castle Towers,
Ser. 2006-1A, Cl. B	5.36	11/15/36	620,000	[a,c]	641,686
Crown Castle Towers,
Ser. 2006-1A, Cl. C	5.47	11/15/36	1,655,000	[a,c]	1,712,837
Crown Castle Towers,
Ser. 2006-1A, Cl. D	5.77	11/15/36	1,095,000	[a]	1,133,169

10

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Commercial Mortgage
Pass-Through Ctfs. (continued)
Crown Castle Towers,
Ser. 2006-1A, Cl. F	6.65	11/15/36	530,000	[a]	548,691
CS First Boston Mortgage
Securities, Ser. 2004-C3, Cl. A3	4.30	7/15/36	183,011	[c]	182,881
CS First Boston Mortgage
Securities, Ser. 2005-C4, Cl. AAB	5.07	8/15/38	1,050,000	[d]	1,097,735
First Union National Bank
Commercial Mortgage,
Ser. 2001-C2, Cl. A2	6.66	1/12/43	440,886	[c]	448,845
GE Capital Commercial Mortgage,
Ser. 2004-C2, Cl. A4	4.89	3/10/40	675,000		708,108
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP, Cl. B	0.60	3/6/20	2,965,000	[a,d]	2,726,295
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP, Cl. E	0.79	3/6/20	1,120,000	[a,c,d]	984,935
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP, Cl. K	1.40	3/6/20	650,000	[a,d]	549,556
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2003-CB7, Cl. A3	4.45	1/12/38	347,835	[c]	350,647
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP5, Cl. A2	5.20	12/15/44	1,485,000	[c]	1,518,133
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2009-IWST, Cl. B	7.15	12/5/27	225,000	[a]	257,353
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2009-IWST, Cl. C	7.69	12/5/27	825,000	[a,d]	902,420
Merrill Lynch Mortgage Trust,
Ser. 2005-LC1, Cl. A2	5.20	1/12/44	492,905	[c,d]	496,727
Merrill Lynch Mortgage Trust,
Ser. 2005-CKI1, Cl. A2	5.38	11/12/37	350,000	[c,d]	352,684
Morgan Stanley Dean Witter Capital I,
Ser. 2001-PPM, Cl. A2	6.40	2/15/31	4,383	[c]	4,482
Morgan Stanley Dean Witter Capital I,
Ser. 2001-PPM, Cl. A3	6.54	2/15/31	5,354	[c]	5,477

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Commercial Mortgage
Pass-Through Ctfs. (continued)
TIAA Seasoned Commercial Mortgage
Trust, Ser. 2007-C4, Cl. A3	6.07	8/15/39	940,000	[d]	1,025,815
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C16, Cl. A2	4.38	10/15/41	309,719		315,797
					25,954,223
Diversified Financial Services—4.1%
Ameriprise Financial,
Jr. Sub. Notes	7.52	6/1/66	610,000	[d]	584,075
Caterpillar Financial Services,
Sr. Unscd. Notes	7.15	2/15/19	855,000		1,054,833
Discover Financial Services,
Sr. Unscd. Notes	10.25	7/15/19	648,000		772,398
Ford Motor Credit,
Sr. Unscd. Notes	8.00	12/15/16	1,195,000		1,223,521
Fresenius US Finance II,
Gtd. Notes	9.00	7/15/15	775,000	[a]	843,781
General Electric Capital,
Sr. Unscd. Notes	4.38	9/21/15	850,000		894,792
Harley-Davidson Funding,
Gtd. Notes	5.75	12/15/14	1,145,000	[a]	1,182,466
Hutchison Whampoa International,
Gtd. Notes	5.75	9/11/19	695,000	[a]	743,346
Hutchison Whampoa International,
Gtd. Notes	7.63	4/9/19	305,000	[a]	364,709
Invesco,
Gtd. Notes	5.38	2/27/13	595,000		621,002
Leucadia National,
Sr. Unscd. Notes	7.13	3/15/17	800,000		776,000
Pearson Dollar Finance Two,
Gtd. Notes	6.25	5/6/18	1,240,000	[a]	1,379,409
					10,440,332
Electric Utilities—2.3%
AES,
Sr. Unscd. Notes	7.75	10/15/15	1,215,000		1,236,262
AES,
Sr. Unscd. Notes	8.00	10/15/17	70,000		71,050
Consumers Energy,
First Mortgage Bonds, Ser. D	5.38	4/15/13	465,000		506,709

12

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Electric Utilities (continued)
Exelon Generation,
Sr. Unscd. Notes	5.20	10/1/19	660,000		703,390
National Grid,
Sr. Unscd. Notes	6.30	8/1/16	548,000		619,402
Nevada Power,
Mortgage Notes	6.50	8/1/18	775,000		888,593
NiSource Finance,
Gtd. Notes	5.25	9/15/17	760,000		783,838
NRG Energy,
Gtd. Notes	7.38	1/15/17	285,000		282,863
Progress Energy,
Sr. Unscd. Notes	7.05	3/15/19	590,000		698,214
					5,790,321
Environmental Control—.6%
Allied Waste North America,
Gtd. Notes, Ser. B	7.13	5/15/16	250,000		268,447
Republic Services,
Gtd. Notes	5.50	9/15/19	515,000	[a]	558,306
Waste Management,
Sr. Unscd. Notes	7.00	7/15/28	596,000		691,041
					1,517,794
Food & Beverages—.9%
Anheuser-Busch InBev Worldwide,
Gtd. Notes	8.20	1/15/39	720,000	[a]	950,287
Kraft Foods,
Sr. Unscd. Notes	6.88	2/1/38	635,000		740,531
Stater Brothers Holdings,
Gtd. Notes	7.75	4/15/15	505,000		506,263
					2,197,081
Foreign/Governmental—2.0%
Banco Nacional de Desenvolvimento
Economico e Social, Notes	5.50	7/12/20	540,000	[a]	544,050
Province of Quebec Canada,
Unscd. Notes	4.60	5/26/15	585,000		646,582
Republic of Korea,
Sr. Unscd. Notes	7.13	4/16/19	360,000		433,585
Republic of Peru,
Sr. Unscd. Bonds	6.55	3/14/37	1,150,000		1,276,500

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Foreign/Governmental (continued)
Russia Foreign Bond,
Bonds	5.00	4/29/20	1,295,000	[a]	1,256,150
United Mexican States,
Sr. Unscd. Notes	5.63	1/15/17	744,000		820,260
					4,977,127
Health Care—.5%
Community Health Systems,
Gtd. Notes	8.88	7/15/15	715,000		739,131
Quest Diagnostic,
Gtd. Notes	5.75	1/30/40	600,000		592,800
					1,331,931
Lodging & Entertainment—.4%
Ameristar Casinos,
Gtd. Notes	9.25	6/1/14	366,000		385,215
Penn National Gaming,
Sr. Sub. Notes	8.75	8/15/19	575,000		593,688
					978,903
Manufacturing—.2%
Bombardier,
Sr. Notes	7.75	3/15/20	355,000	[a]	370,088
Bombardier,
Sr. Unscd. Notes	8.00	11/15/14	75,000	[a]	78,188
					448,276
Media—4.2%
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	575,000	[a]	642,173
CSC Holdings,
Sr. Unscd. Notes	8.50	4/15/14	560,000	[a]	586,600
CSC Holdings,
Sr. Unscd. Notes	8.63	2/15/19	430,000	[a]	454,188
DirecTV Holdings,
Gtd. Notes	5.88	10/1/19	220,000		240,758
DirecTV Holdings,
Gtd. Notes	7.63	5/15/16	610,000		663,399
Discovery Communications,
Gtd. Notes	5.63	8/15/19	255,000		276,528
Dish DBS,
Gtd. Notes	7.75	5/31/15	900,000		931,500

14

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Media (continued)
NBC Universal,
Sr. Unscd. Notes	5.15	4/30/20	635,000 [a]	663,574
News America,
Gtd. Notes	6.15	3/1/37	720,000	753,413
News America,
Gtd. Notes	6.65	11/15/37	515,000	579,917
News America Holdings,
Gtd. Debs	7.70	10/30/25	945,000	1,126,593
Reed Elsevier Capital,
Gtd. Notes	4.63	6/15/12	1,070,000	1,124,393
TCI Communications,
Sr. Unscd. Bonds	7.88	2/15/26	765,000	922,016
Time Warner,
Gtd. Notes	5.88	11/15/16	569,000	642,298
Time Warner Cable,
Gtd. Notes	6.75	7/1/18	865,000	994,478
				10,601,828
Mining—1.0%
Freeport-McMoRan Copper & Gold,
Sr. Unscd. Notes	8.38	4/1/17	590,000	649,843
Rio Tinto Finance USA,
Gtd. Notes	5.88	7/15/13	645,000	707,188
Teck Resources,
Sr. Scd. Notes	10.25	5/15/16	505,000	596,574
Teck Resources,
Sr. Scd. Notes	10.75	5/15/19	495,000	607,437
				2,561,042
Office And Business Equipment—.2%
Xerox,
Sr. Unscd. Notes	5.50	5/15/12	235,000	250,610
Xerox,
Sr. Unscd. Notes	5.65	5/15/13	335,000	362,834
				613,444
Oil & Gas—1.6%
EQT,
Sr. Unscd. Notes	8.13	6/1/19	550,000	648,052
Husky Energy,
Sr. Unscd. Notes	7.25	12/15/19	585,000	708,223

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Oil & Gas (continued)
Marathon Oil,
Sr. Unscd. Notes	7.50	2/15/19	125,000		150,135
Petro-Canada,
Sr. Unscd. Notes	6.80	5/15/38	680,000		782,798
Range Resouces,
Gtd. Notes	8.00	5/15/19	580,000		608,275
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	565,000		649,144
Valero Energy,
Sr. Unscd. Notes	6.13	2/1/20	500,000		514,725
					4,061,352
Packaging & Containers—.1%
Crown Americas,
Gtd. Notes	7.63	11/15/13	288,000		297,360
Paper & Paper Related—.3%
Georgia-Pacific,
Gtd. Notes	7.00	1/15/15	315,000	[a]	319,725
Georgia-Pacific,
Gtd. Notes	8.25	5/1/16	485,000	[a]	519,556
					839,281
Pipelines—.9%
ANR Pipeline,
Sr. Unscd. Notes	7.00	6/1/25	10,000		11,008
El Paso,
Sr. Unscd. Notes	8.25	2/15/16	600,000		631,500
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.85	2/15/20	895,000		1,020,415
Plains All American Pipeline,
Gtd. Notes	5.75	1/15/20	610,000		631,466
					2,294,389
Property & Casualty Insurance—2.9%
ACE INA Holdings,
Gtd. Notes	5.80	3/15/18	745,000		816,230
Allstate,
Sr. Unscd. Debs	6.75	5/15/18	565,000		648,290
Cincinnati Financial,
Sr. Unscd. Notes	6.13	11/1/34	100,000		96,045
Cincinnati Financial,
Sr. Unscd. Debs	6.92	5/15/28	263,000		266,919

16

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Property & Casualty
Insurance (continued)
Hanover Insurance Group,
Sr. Unscd. Notes	7.50	3/1/20	160,000		173,132
MetLife,
Sr. Unscd. Notes	5.00	6/15/15	1,098,000		1,174,909
Nippon Life Insurance,
Sub. Notes	4.88	8/9/10	1,000,000	[a,c]	1,002,429
Principal Financial Group,
Gtd. Notes	8.88	5/15/19	1,035,000		1,271,103
Prudential Financial,
Sr. Unscd. Notes	4.75	9/17/15	970,000		1,002,605
Prudential Financial,
Sr. Unscd. Notes	6.63	12/1/37	175,000		184,135
Willis North America,
Gtd. Notes	6.20	3/28/17	440,000		458,636
Willis North America,
Gtd. Notes	7.00	9/29/19	390,000		419,443
					7,513,876
Real Estate—3.2%
Boston Properties,
Sr. Unscd. Notes	5.63	4/15/15	645,000		698,449
Duke Realty,
Sr. Unscd. Notes	6.75	3/15/20	110,000		115,764
Duke Realty,
Sr. Unscd. Notes	8.25	8/15/19	510,000		591,859
ERP Operating,
Sr. Unscd. Notes	5.75	6/15/17	245,000		264,368
Federal Realty Investment Trust,
Sr. Unscd. Bonds	5.65	6/1/16	375,000		401,020
Federal Realty Investment Trust,
Sr. Unscd. Notes	6.00	7/15/12	380,000		407,086
Healthcare Realty Trust,
Sr. Unscd. Notes	5.13	4/1/14	310,000		322,464
Healthcare Realty Trust,
Sr. Unscd. Notes	8.13	5/1/11	575,000		601,003
HRPT Properties Trust,
Sr. Unscd. Notes	1.14	3/16/11	541,000	[d]	537,959
Liberty Property,
Sr. Unscd. Notes	5.50	12/15/16	290,000		301,308

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Real Estate (continued)
Mack-Cali Realty,
Sr. Unscd. Notes	5.13	1/15/15	196,000		200,468
Mack-Cali Realty,
Sr. Unscd. Notes	5.25	1/15/12	340,000		354,527
National Retail Properties,
Sr. Unscd. Notes	6.15	12/15/15	565,000		600,437
Regency Centers,
Gtd. Notes	5.25	8/1/15	187,000		195,244
Regency Centers,
Gtd. Notes	5.88	6/15/17	330,000		348,370
Simon Property Group,
Sr. Unscd. Notes	6.75	2/1/40	932,000		1,044,278
WEA Finance,
Gtd. Notes	7.13	4/15/18	895,000	[a]	1,011,386
WEA Finance,
Gtd. Notes	7.50	6/2/14	245,000	[a]	277,888
					8,273,878
Residential Mortgage
Pass-Through Ctfs.—.2%
Impac Secured Assets
CMN Owner Trust,
Ser. 2006-1, Cl. 2A1	0.70	5/25/36	536,053	[c,d]	436,822
Structured Asset
Mortgage Investments,
Ser. 1998-2, Cl. B	5.13	4/30/30	21,533	[d]	14,202
Terwin Mortgage Trust,
Ser. 2006-9HGA, Cl. A1	0.43	10/25/37	10,042	[a,d]	9,950
					460,974
Retail—1.0%
Autozone,
Sr. Unscd. Notes	5.75	1/15/15	560,000		621,826
CVS Pass-Through Trust,
Pass Thru Certificates	8.35	7/10/31	536,674	[a]	652,415
Home Depot,
Sr. Unscd. Notes	5.88	12/16/36	499,000		513,255
Staples,
Gtd. Notes	9.75	1/15/14	570,000		699,743
					2,487,239

18

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
State/Territory General Obligations—2.6%
California, GO (Build America Bonds)
(Various Purpose)	7.30	10/1/39	610,000		635,675
California,
GO (Build America Bonds)
(Various Purpose)	7.55	4/1/39	655,000		703,503
Erie Tobacco Asset Securitization
Corporation, Tobacco
Settlement Asset-Backed Bonds	6.00	6/1/28	740,000		609,479
Illinois,
GO	4.42	1/1/15	675,000		671,227
Los Angeles Unified School District,
GO (Build America Bonds)	6.76	7/1/34	520,000		570,544
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	7.31	6/1/34	765,000		587,367
New York City,
GO (Build America Bonds)	5.99	12/1/36	630,000		675,927
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	6.50	6/1/23	2,563,000		2,208,819
					6,662,541
Telecommunications—1.9%
AT & T,
Sr. Unscd. Notes	5.60	5/15/18	1,465,000		1,632,304
CC Holdings,
Sr. Scd. Notes	7.75	5/1/17	1,180,000	[a]	1,253,750
Cellco Partnership/Verizon
Wireless Capital, Sr. Unscd. Notes	5.55	2/1/14	565,000		633,966
Telecom Italia Capital,
Gtd. Notes	5.25	11/15/13	630,000		651,223
Verizon Communications,
Sr. Unscd. Notes	7.35	4/1/39	280,000		345,406
Wind Acquisition Finance,
Scd. Notes	11.75	7/15/17	370,000	[a]	381,100
					4,897,749
U.S. Government Agencies—.4%
Federal National Mortgage
Association, Bonds, Ser. 1	4.75	11/19/12	853,000	[c,f]	930,234

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes (continued)	Amount ($)	Value ($)
U.S. Government Agencies/
Mortgage-Backed—25.5%
Federal Home Loan Mortgage Corp.:
3.50%, 9/1/10	123,772 [f]	123,712
5.00%, 1/1/40	2,479,264 [f]	2,626,574
5.50%, 1/1/34—7/1/38	984,138 [f]	1,060,004
6.00%, 6/1/22—11/1/37	250,843 [f]	272,756
7.00%, 11/1/31	137,396 [f]	156,413
Federal National Mortgage Association:
4.50%	4,950,000 [b,f]	5,096,178
5.00%	14,320,000 [b,f]	15,131,509
5.50%	19,110,000 [b,f]	20,538,197
6.00%	8,930,000 [b,f]	9,676,123
4.06%, 6/1/13	48,000 [f]	50,546
4.50%, 11/1/14	7,942 [f]	8,210
4.90%, 1/1/14	386,588 [f]	417,426
5.00%, 10/1/11—1/1/36	2,570,818 [f]	2,731,412
5.50%, 11/1/24—9/1/34	2,508,022 [f]	2,706,887
6.00%, 7/1/17—1/1/38	3,792,764 [f]	4,121,323
6.50%, 12/1/15	2,595 [f]	2,821
7.00%, 11/1/31—6/1/32	27,922 [f]	31,600
7.50%, 2/1/29—11/1/29	3,700 [f]	4,199
8.50%, 6/1/12	462 [f]	488
Ser. 2002-T11, Cl. A, 4.77%, 4/25/12	9,503 [f]	9,793
Ser. 2002-T3, Cl. A, 5.14%, 12/25/11	257,300 [f]	257,206
Government National Mortgage Association I:
6.00%, 1/15/32	1,812	2,006
6.50%, 7/15/32	3,403	3,793
8.00%, 8/15/25—11/15/26	25,432	29,416
9.00%, 2/15/21	9,045	9,088
		65,067,680

20

	Principal
Bonds and Notes (continued)	Amount ($)	Value ($)
U.S. Government Securities—28.6%
U.S. Treasury Bonds:
5.25%, 11/15/28	1,885,000	2,269,069
7.50%, 11/15/24	5,400,000	7,834,217
U.S. Treasury Notes:
1.00%, 8/31/11	11,720,000	11,797,833
1.38%, 9/15/12	4,405,000	4,472,797
2.00%, 11/30/13	11,410,000	11,714,864
2.38%, 8/31/14	16,510,000	17,071,092
3.25%, 7/31/16	8,305,000	8,805,252
3.88%, 10/31/12	2,805,000	3,013,403
4.25%, 5/15/39	5,620,000	5,943,150
		72,921,677
Total Bonds and Notes
(cost $268,084,993)		278,079,525

Short-Term Investments—7.1%
U.S. Treasury Bills:
0.12%, 9/16/10	16,000,000	15,995,040
0.14%, 7/22/10	2,100,000	2,099,851
Total Short-Term Investments
(cost $18,095,630)		18,094,891

Other Investment—2.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $6,129,541)	6,129,541 [g]	6,129,541

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—.3%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $761,840)	761,840 [g]	761,840
Total Investments (cost $293,072,004)	119.0%	303,065,797
Liabilities, Less Cash and Receivables	(19.0%)	(48,333,263)
Net Assets	100.0%	254,732,534

a Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, these securities had a total market value of $36,430,950 or 14.3% of net assets.
b Purchased on a forward commitment basis.
c Held by broker as collateral for open financial futures and options positions.
d Variable rate security—interest rate subject to periodic change.
e Security, or portion thereof, on loan. At June 30, 2010, the total market value of the fund’s securities on loan is
$722,680 and the total market value of the collateral held by the fund is $761,840.
f On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Federal National Mortgage
Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
g Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

Value (%)			Value (%)
U.S. Government & Agencies	54.5	Municipals	2.6
Corporate Bonds	35.2	Foreign/Governmental	2.0
Asset/Mortgage-Backed	14.9
Short-Term/Money Market Investments	9.8		119.0

† Based on net assets.
See notes to financial statements.

22

STATEMENT OF FINANCIAL FUTURES
June 30, 2010 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 6/30/2010 ($)
Financial Futures Long
U.S. Treasury 5 Year Notes	46	5,444,172	September 2010	79,372
Financial Futures Short
U.S. Treasury 10 Year Notes	44	(5,392,063)	September 2010	(87,995)
Gross Unrealized Appreciation				79,372
Gross Unrealized Depreciation				(87,995)

See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN
June 30, 2010 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)	Value ($)
Call Options:
10-Year USD LIBOR-BBA,
February 2012 @ 4.70	6,300,000 [a]	(671,948)
10-Year USD LIBOR-BBA,
November 2012 @ 4.76	12,000,000 [a]	(1,195,019)
Put Options:
10-Year USD LIBOR-BBA,
February 2011 @ 5.36	8,080,000 [a]	(7,818)
10-Year USD LIBOR-BBA,
February 2012 @ 4.70	6,300,000 [a]	(109,639)
10-Year USD LIBOR-BBA,
November 2012 @ 4.76	12,000,000 [a]	(341,122)
(Premiums received $2,388,241)		(2,325,546)

BBA—British Bankers Association
LIBOR—London Interbank Offered Rate
USD—US Dollar
a Non-income producing security.
See notes to financial statements.

The Fund 23

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2010 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $722,680)—Note 1(c):
Unaffiliated issuers	286,180,623	296,174,416
Affiliated issuers	6,891,381	6,891,381
Receivable for investment securities sold		22,599,393
Dividends and interest receivable		2,276,846
Receivable for shares of Beneficial Interest subscribed		1,234,500
Prepaid expenses		5,877
		329,182,413
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		102,995
Cash overdraft due to Custodian		244,697
Payable for investment securities purchased		70,432,554
Outstanding options written, at value (premiums received
$2,388,241)—See Statement of Options Written—Note 4		2,325,546
Liability for securities on loan—Note 1(c)		761,840
Payable for shares of Beneficial Interest redeemed		512,904
Payable for futures variation margin—Note 4		4,282
Accrued expenses		65,061
		74,449,879
Net Assets ($)		254,732,534
Composition of Net Assets ($):
Paid-in capital		267,420,660
Accumulated undistributed investment income—net		1,574,783
Accumulated net realized gain (loss) on investments		(24,310,775)
Accumulated net unrealized appreciation (depreciation)
on investments, options transactions and financial
futures [including ($8,623) net unrealized
(depreciation) on financial futures]		10,047,866
Net Assets ($)		254,732,534
Class I Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)		12,341,583
Net Asset Value, offering and redemption price per share ($)		20.64

See notes to financial statements.

24

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2010 (Unaudited)

Investment Income ($):
Income:
Interest	5,744,247
Dividends	4,087
Income from securities lending—Note 1(c)	1,553
Total Income	5,749,887
Expenses:
Investment advisory fee—Note 3(a)	499,402
Custodian fees—Note 3(c)	39,650
Professional fees	31,772
Administrative service fees—Note 3(b)	28,261
Accounting and administration fees—Note 3(a)	22,500
Shareholder servicing costs—Note 3(c)	12,077
Registration fees	9,937
Trustees’ fees and expenses—Note 3(d)	6,263
Prospectus and shareholders’ reports	5,201
Loan commitment fees—Note 2	2,194
Interest expense—Note 2	191
Miscellaneous	26,499
Total Expenses	683,947
Less—reduction in investment advisory fee due to undertaking—Note 3(a)	(56,711)
Less—reduction in fees due to earnings credits—Note 1(c)	(14)
Net Expenses	627,222
Investment Income—Net	5,122,665
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	3,786,693
Net realized gain (loss) on options transactions	240,772
Net realized gain (loss) on financial futures	(193,207)
Net realized gain (loss) on forward foreign currency exchange contracts	1,201,272
Net Realized Gain (Loss)	5,035,530
Net unrealized appreciation (depreciation)
on investments and foreign currency transactions	5,469,554
Net unrealized appreciation (depreciation) on options transactions	(14,671)
Net unrealized appreciation (depreciation) on financial futures	42,246
Net unrealized appreciation (depreciation)
forward foreign currency exchange contracts	24,585
Net Unrealized Appreciation (Depreciation)	5,521,714
Net Realized and Unrealized Gain (Loss) on Investments	10,557,244
Net Increase in Net Assets Resulting from Operations	15,679,909

See notes to financial statements.

The Fund 25

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2010	Year Ended
	(Unaudited)	December 31, 2009[a]
Operations ($):
Investment income—net	5,122,665	11,519,045
Net realized gain (loss) on investments	5,035,530	(11,910,539)
Net unrealized appreciation
(depreciation) on investments	5,521,714	39,698,782
Net Increase (Decrease) in Net Assets
Resulting from Operations	15,679,909	39,307,288
Dividends to Shareholders from ($):
Investment income—net	(5,123,315)	(11,179,541)
Beneficial Interest Transactions ($):
Net proceeds from shares sold	20,219,045	42,041,649
Dividends reinvested	4,432,479	8,767,115
Cost of shares redeemed	(25,644,615)	(144,509,127)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(993,091)	(93,700,363)
Total Increase (Decrease) in Net Assets	9,563,503	(65,572,616)
Net Assets ($):
Beginning of Period	245,169,031	310,741,647
End of Period	254,732,534	245,169,031
Undistributed investment income—net	1,574,783	1,575,433
Capital Share Transactions (Shares):
Shares sold	994,677	2,231,266
Shares issued for dividends reinvested	217,120	470,198
Shares redeemed	(1,257,550)	(8,047,865)
Net Increase (Decrease) in Shares Outstanding	(45,753)	(5,346,401)

a Effective September 1, 2009, the fund’s shares were redesignated as Class I shares.
See notes to financial statements.

26

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2010			Year Ended December 31,
	(Unaudited)	2009[a]	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	19.79	17.52	19.31	19.61	19.66	20.08
Investment Operations:
Investment income—net[b]	.41	.85	.88	.96	.93	.82
Net realized and unrealized
gain (loss) on investments	.86	2.29	(1.81)	(.26)	(.10)	(.23)
Total from Investment Operations	1.27	3.14	(.93)	.70	.83	.59
Distributions:
Dividends from
investment income—net	(.42)	(.87)	(.86)	(1.00)	(.88)	(1.01)
Net asset value, end of period	20.64	19.79	17.52	19.31	19.61	19.66
Total Return (%)	6.45[c]	18.32	(5.00)	3.64	4.38	2.96
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.55[d]	.60	.52	.51[e]	.50[e]	.49[e]
Ratio of net expenses
to average net assets	.50[d]	.50	.50	.50	.50	.49
Ratio of net investment income
to average net assets	4.10[d]	4.62	4.72	4.93	4.75	4.09
Portfolio Turnover Rate[f]	168.20[c]	361.73	443	430[g]	382[g]	380[g]
Net Assets, end of period
($ x 1,000)	254,733	245,169	310,742	565,572	559,572	455,891

a	Effective September 1, 2009, the fund’s shares were redesignated as Class I shares.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.
e	Includes the fund’s share of the The Standish Mellon Fixed Income Portfolio’s (the “Portfolio”) allocated expenses.
f	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended June 30, 2010, December
31, 2009, 2008, 2007, 2006 and 2005 were 59.47%, 93.83%, 72%, 166%, 139% and 106%, respectively.
g	On October 25, 2007, the fund, which owned 100% of the Portfolio on such date, withdrew entirely from the
Portfolio and received the Portfolio’s securties and cash in exchange for its interests in the Portfolio. Effective
October 26, 2007, the fund began investing directly in the securities in which the Portfolio had invested. Portfolio turnover represents activity of both the fund and the Portfolio for 2007. The amounts shown for 2005-2006 are rates for the Portfolio.
See notes to financial statements.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus/Standish Fixed Income Fund (the “fund”) is a separate diversified series of Dreyfus Investment Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company offering twelve series, including the fund. The fund’s investment objective is to achieve a high level of current income while preserving principal and maintaining liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.

Class I shares are sold primarily to bank trust departments and other financial service providers, (including The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution and bear no distribution or service fees. Class I shares are offered without a front end sales charge or contingent deferred sales charge.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities.Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

28

(a) Portfolio valuation: Investments in securities excluding short-term investments (other than U.S. Treasury Bills), financial futures, options, swaps and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pricing service approved by the Board of Trustees, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Trustees.The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options that are traded on an exchange are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and the asked price. Investments in swap transactions are valued each business day by a pricing service approved by the Board of Trustees. Swaps are valued by

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

30

The following is a summary of the inputs used as of June 30, 2010 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	—	11,412,571	—	11,412,571
Commercial
Mortgage-Backed	—	25,954,223	—	25,954,223
Corporate Bonds†	—	89,692,498	—	89,692,498
Foreign Government	—	4,977,127	—	4,977,127
Municipal Bonds	—	6,662,541	—	6,662,541
Mutual Funds	6,891,381	—	—	6,891,381
Residential
Mortgage-Backed	—	460,974	—	460,974
U.S. Government
Agencies/
Mortgage-Backed	—	65,997,914	—	65,997,914
U.S. Treasury	—	91,016,568	—	91,016,568
Other Financial
Instruments:
Futures††	79,372	—	—	79,372
Liabilities ($)
Other Financial
Instruments:
Futures††	(87,995)	—	—	(87,995)
Written Options	—	(2,325,546)	—	(2,325,546)
†	See Statement of Investments for industry classification.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund.The remaining portion of ASU No. 2010-06 requires reporting entities to make new disclosures about information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements.These new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact that the adoption of this remaining portion of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

32

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended June 30, 2010, The Bank of New York Mellon earned $836 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended June 30, 2010 were as follows:

Affiliated
Investment	Value		Value	Net
Company	12/31/2009 ($) Purchases ($)	Sales ($) 6/30/2010 ($)		Assets (%)
Dreyfus
Institutional
Preferred Plus
Money Market
Fund	5,473,984 120,233,243	119,577,686	6,129,541	2.4
Dreyfus
Institutional
Cash
Advantage
Fund	11,417,823 103,646,010	114,301,993	761,840.3
Total	16,891,807 223,879,253	233,879,679	6,891,381	2.7

(e) Concentration of Risk: The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment.They may also decline because of factors that affect a particular industry.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

34

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $29,254,068 available for federal income tax purposes to be applied against future net securities profits, if any realized subsequent to December 31, 2009. If not applied, $963,957 of the carryover expires in fiscal 2014, $3,009,464 expires in fiscal 2015, $10,847,262 expires in fiscal 2016 and $14,433,385 expires in fiscal 2017. It’s uncertain whether the fund will be able to realize the benefits of the remaining capital loss carryovers before they expire.

The tax character of distributions paid to shareholders during the fiscal periods ended December 31, 2009 was as follows: ordinary income $11,179,541. The tax character of current year distributions will be determined at the end of the current year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended June 30, 2010, was approximately $27,100 with a related weighted average annualized interest rate of 1.42%.

NOTE 3—Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with the Manager,the investment advisory fee is based on the value of the fund’s average net assets and is computed at the following annual rates: .40% of the first $250 million; .35% of the next $250 million and .30% in excess of $500 million. The Manager had undertaken from January 1, 2010 through June 30, 2010 to reduce the investment advisory fee paid by the fund, to the extent that the fund’s aggregate annual expenses (exclusive of taxes, brokerage fees, interest on borrowings, commitment fees and extraordinary expenses) do not exceed an annual rate of .50% of the value of the fund’s average daily net assets. This undertaking by the Manager is voluntary and may be terminated at any time.The reduction in investment advisory fee, pursuant to the undertaking, amounted to $56,711 during the period ended June 30, 2010.

The Trust entered into an agreement with The Bank of New York Mellon, pursuant to which The Bank of New York Mellon provides administration and fund accounting services for the fund. For these services, the fund pays The Bank of NewYork Mellon a fixed fee plus asset and transaction based fees, as well as out-of-pocket expenses. During the period ended June 30, 2010, the fund was charged $22,500 for administration and fund accounting services pursuant to the agreement.

(b) The fund may pay administrative service fees.These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities (“Plan Administrators”) that provide record keeping and/or other administrative support services to

36

accounts, retirement plans and their participants. As compensation for such services, the fund may pay each Plan Administrator an administrative service fee in an amount of up to .15% (on an annualized basis) of the fund’s average daily net assets attributable to fund shares that are held in accounts serviced by such Plan Administrator. During the period ended June 30, 2010, the fund was charged $28,261.The fund’s adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the fund or cooperate with the distributor’s promotional efforts.

(c) The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended June 30, 2010, the fund was charged $502 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under cash management agreements for performing cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2010, the fund was charged $246 pursuant to the cash management agreements, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $14.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2010, the fund was charged $39,650 pursuant to the custody agreement.

During the period ended June 30, 2010, the fund was charged $2,742 for services performed by the Chief Compliance Officer.

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $76,352, custodian fees $22,150, chief compliance officer fees $4,113 and transfer agency per account fees $380.

(d) Effective January 1, 2010, each Trustee who is not an “interested person” of the Trust (as defined in the Act) received $60,000 per annum, plus $7,000 per joint Board meeting of the Trust, The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Funds Trust, The Dreyfus/Laurel Tax-Free Municipal Funds and Dreyfus Funds, Inc. (collectively, the “Board Group Open-end Funds”) attended, $2,500 for separate in-person committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $2,000 for Board meetings and separate committee meetings attended that are conducted by telephone.The Board Group Open-end Funds also reimburse each Trustee who is not an “interested person” of the Trust (as defined in the Act) for travel and out-of-pocket expenses. With respect to Board meetings, the Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). Effective January 1, 2010, the Chair of each of the Board’s committees, unless the Chair also serves as Chair of the Board, receives $1,350 per applicable committee meeting. In the event that there is an in-person joint committee meeting or a joint telephone meeting of the Board Group Open-end Funds and Dreyfus HighYield Strategies Fund, the $2,500 or $2,000 fee, as applicable, is allocated between the Board Group Open-end Funds and Dreyfus High Yield Strategies Fund.These fees and expenses are charged and allocated to each series based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, financial futures, forward contracts and options transactions, during the period ended

38

June 30, 2010, amounted to $466,543,323 and $467,682,237, respectively, of which $301,584,381 in purchases and $302,661,366 in sales were from mortgage dollar roll transactions.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclo-sure.The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of June 30, 2010 is shown below:

		Derivative	Derivative
		Assets ($)	Liabilities ($)
Interest rate risk[1]		79,372 Interest rate risk[1,2]	(2,413,541)

Statement of Assets and Liabilities location:
1	Includes cumulative appreciation/depreciation on futures contracts as reported in the Statement of
Financial Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
2	Outstanding options written, at value.

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The effect of derivative instruments in the Statement of Operations during the period ended June 30, 2010 is shown below:

	Amount of realized gain or (loss) on derivatives recognized in income ($)
			Forward
Underlying risk	Futures[3]	Options[4]	Contracts[5]	Total
Interest rate	(193,207)	240,772	—	47,565
Foreign exchange	—	—	1,201,272	1,201,272
Total	(193,207)	240,772	1,201,272	1,248,837

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($)[6]
			Forward
Underlying risk	Futures	Options	Contracts	Total
Interest rate	42,246	(14,671)	—	27,575
Foreign exchange	—	—	24,585	24,585
Total	42,246	(14,671)	24,585	52,160

Statement of Operations location:
3	Net realized gain (loss) on financial futures.
4	Net realized gain (loss) on options transactions.
5	Net realized gain (loss) on forward foreign currency exchange contracts.
6	Net unrealized appreciation (depreciation) on financial futures, options transactions and forward foreign currency exchange contracts.

During the period ended June 30, 2010, the following summarizes the average market value and percentage of average net assets:

	Value ($)	Average Net Assets (%)
Interest rate futures contracts	22,430,919	9.00
Interest rate options contracts	2,852,429	1.13
Forward contracts	14,079,798	5.59

Mortgage Dollar Rolls: A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date.The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments.The

40

fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market.A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default. Contracts open at June 30, 2010 are set forth in the Statement of Financial Futures.

Options:The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, or as a substitute for an invest-ment.The fund is subject to interest rate risk in the course of pursuing its investment objectives through its investments in options contracts.A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the under-

The Fund 41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

lying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.

The following summarizes the fund’s call/put options written for the period ended June 30, 2010:

	Face Amount		Options Terminated
	Covered by	Premiums		Net Realized
Options Written:	Contracts ($)	Received ($)	Cost ($)	Gain (loss) ($)
Contracts outstanding
December 31, 2009	62,610,000	3,332,537
Contracts written	72,063,000	1,544,676
Contracts terminated:
Contracts Closed	45,422,000	2,123,175	2,138,381	(15,206)
Contracts Expired	44,571,000	365,797	—	365,797
Total contracts terminated	89,993,000	2,488,972	2,138,381	350,591
Contracts Outstanding
June 30, 2010	44,680,000	2,388,241

42

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract. At June 30, 2010, there were no forward contracts outstanding.

At June 30, 2010, accumulated net unrealized appreciation on investments was $9,993,793, consisting of $11,504,641 gross unrealized appreciation and $1,510,848 gross unrealized depreciation.

At June 30, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 43

INFORMATION ABOUT THE REVIEW AND
APPROVAL OF THE FUND’S INVESTMENT
ADVISORY AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 9, 2010, the Board considered the re-approval of the fund’s Investment Advisory Agreement (“Management Agreement”), pursuant to which the Manager provides the fund with investment advisory and certain administrative services.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and representatives of the Manager confirmed that there had been no material changes in this information.The Board also discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement. The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the distribution channels for the fund, as well as the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including those of the fund.The Manager provided the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive compliance infrastructure.The Board also considered the Manager’s brokerage policies and practices and the standards applied in seeking best execution.

44

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and comparisons to a group of institutional intermediate investment-grade debt funds (the “Performance Group”) and to a larger universe of funds, consisting of all retail and institutional intermediate investment-grade debt funds (the “Performance Universe”) selected and provided by Lipper, Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below).The Board members discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for the one-, two-, five- and ten-year periods ended December 31, 2009 and below the Performance Group and Performance Universe medians for the three- and four- year periods ended December 31, 2009. The Board members also noted that the fund’s yield performance was variously above and below the Performance Group and Performance Universe medians for the ten one-year periods ended December 31 (2000-2009). The Manager also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board members also discussed the fund’s contractual and actual management fees and expense ratio and reviewed the range of management fees and expense ratios of a comparable group of funds (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper.The Lipper data presenting the fund’s “actual management fees” included fees paid by the fund, as calculated by Lipper, for administrative services provided by The Bank of NewYork Mellon, the Trust’s administrator. Such reporting was necessary, according to Lipper, to allow the Board to compare the fund’s advisory fees to those peers that include administrative fees within a combined management (investment advisory and administra-

The Fund 45

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

tive) fee. The fund’s actual management fee and expense ratio also reflected a waiver by the Manager. A representative of the Manager informed the Board members that the Manager had been limiting the fund’s total expense ratio (excluding brokerage commissions, taxes and extraordinary expenses) to 0.50% of the fund’s average daily net assets and that such limitation was voluntary and could be terminated at any time.The Board noted that the fund’s contractual management fee was below the Expense Group median and the fund’s actual management fee and the fund’s expense ratio were below their respective Expense Group and Expense Universe medians.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies, and included in the same Lipper category as the fund (the “Similar Funds”), and by other accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund (the “Similar Accounts”).The Manager’s representatives explained the nature of the Similar Accounts and the differences, from the Manager’s perspective, in providing services to such Similar Accounts as compared to managing and providing services to the fund.The Board analyzed differences in fees paid to the Manager and discussed the relationship of the fees paid in light of the services provided. The Board members considered the relevance of the fee information provided for the Similar Funds and the Similar Accounts to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund

46

complex.The Board also was informed that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund.The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund. The Board members also considered potential benefits to the Manager from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It also was noted that the profitability percentage for managing the fund was within the range determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided by the Manager.The Board also noted the fee waiver arrangement and its effect on the profitability of the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the ser- vices provided by the Manager are adequate and appropriate.

  The Board was generally satisfied with the fund’s performance.

The Fund 47

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

  The Board concluded, taking into account the fee waiver, that the fee paid by the fund to the Manager was reasonable in light of the services provided, comparative performance, expense and manage- ment fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.

  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

48

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
18	Statement of Financial Futures
18	Statement of Options Written
19	Statement of Assets and Liabilities
20	Statement of Operations
21	Statement of Changes in Net Assets
23	Financial Highlights
26	Notes to Financial Statements
49	Information About the Review and Approval of the Fund’s Investment Advisory Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus/Standish
Global Fixed
Income Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus/Standish Global Fixed Income Fund, covering the six-month period from January 1, 2010, through June 30, 2010.

After posting solid gains over the first quarter of 2010, the financial markets encountered renewed volatility in the second quarter, which caused some of the bond market’s higher yielding sectors to erase their previous gains and end the reporting period lower than where they began. Conversely, traditional safe havens such as U.S.Treasury securities gained value as investors became more risk-averse.

The second-quarter swoon occurred despite continued U.S. economic growth, as manufacturing activity improved and unemployment began to moderate in a recovery that has so far proved sustainable but milder than historical averages. Indeed, many of the headlines that spooked investors emanated from overseas markets, including a sovereign debt crisis in Europe.

Despite recent headlines about the current state of the U.S. economy, we still believe that it is unlikely that we’ll encounter a “double-dip” recession. Instead, we expect current financial strains to ease and the domestic economy to expand at a moderate pace over the second half of the year. However, we currently see a number of downside risks that could result in volatility over the short term, which is why we still believe that a long-term investment focus with an emphasis on higher quality bonds may be advisable for many investors. As always, your financial advisor can help you assess both the risks and opportunities provided by the financial markets in this investment climate.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
July 15, 2010

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2010, through June 30, 2010, as provided by David Leduc, CFA, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended June 30, 2010, Dreyfus/Standish Global Fixed Income Fund’s Class A shares achieved a total return of 4.31%, Class C shares returned 3.93% and Class I shares returned 4.46%.1 In comparison, the Barclays Capital Global Aggregate ex-U.S. Index (Hedged) (the “Index”), the fund’s benchmark, achieved a total return of 3.11% for the same period.2 After rallying during much of the reporting period, higher yielding sectors of the global bond market suffered heightened volatility when investors began to question the sustainability of the worldwide economic recovery.The fund produced higher returns than its benchmark for the reporting period overall, primarily due to an investment position that profited from the decline of the euro relative to the U.S. dollar.The fund’s relatively long average duration also supported its relative performance.

The Fund’s Investment Approach

The fund seeks to maximize total return while realizing a market level of income, consistent with preserving principal and liquidity, by normally investing at least 80% of its assets in U.S. dollar and non-U.S. dollar-denominated fixed-income securities of governments and companies located in various countries, including emerging markets. These may include high-grade and medium-grade government, corporate, mortgage-backed, asset-backed, high yield and emerging market debt securities.To protect the U.S. dollar value of the fund’s assets, we hedge most, but not necessarily all, of the portfolio’s foreign currency exposure.

The fund emphasizes rotation among undervalued countries, sectors, securities and currencies. In particular, we focus on securities with the most potential for added value, i.e., those involving potential for credit upgrades and unique structural characteristics.To identify these securities, we use macroeconomic research and quantitative analysis to allocate assets among countries and currencies based on a comparative evaluation of interest and inflation rate trends, government fiscal/monetary policy and credit quality of government debt.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Renewed Uncertainty Derailed Bond Markets

Sustained growth in the emerging markets and, to a lesser degree, the United States supported a global economic recovery during the first quarter of 2010.The economic rebound was fueled, in part, by historically low short-term interest rates from the world’s central banks and massive government stimulus programs.Improving economic conditions helped lift the prices of higher yielding securities, including investment-grade and high yield corporate bonds. In contrast, sovereign debt securities lagged market averages as investors favored riskier investments.

Investor sentiment later changed sharply, however, when a number of developments brought the economic recovery into question. Greece found itself unable to finance a heavy debt load, requiring intervention from the International Monetary Fund and the European Union. Meanwhile, surging property values in China kindled local inflation fears, and investors grew concerned that potential remedial measures might constrain regional growth. In the United States, retail sales, employment and housing data sent mixed signals regarding the strength and sustainability of the domestic recovery.

These developments caused the euro to decline relative to most major currencies, including the U.S. dollar. In addition, higher yielding market sectors lost value, giving back a portion of the reporting period’s previous gains. Many sovereign debt securities, which historically have fared well during economic downdrafts, also suffered due to the European debt crisis.

Fund Strategies Helped Cushion Volatility

Although the fund was affected by these developments, several strategies helped it produce higher returns than its benchmark. Chief among them was a “short” position in the euro that enabled the fund to profit from the currency’s weakness relative to the U.S. dollar. Moreover, the fund benefited from exposure to local currencies in emerging markets, such as Mexico, Indonesia and Poland.The fund’s interest-rate strategies also added value, as a relatively long average duration in the United States and Germany helped the fund capture the benefits of falling long-term rates and steady short-term rates in those markets.

Our emphasis on investment-grade corporate bonds in the United States and Europe produced strong results early in the reporting period, and we later trimmed those positions when they had reached higher valuations. The fund also received positive contributions from high yield corporate bonds, where an emphasis on “double-B” rated credits over more speculative “triple-C” rated bonds supported returns.

Maintaining a Disciplined Approach to Security Selection

As of the reporting period’s end, we believe that the global economy is unlikely to fall into another recession, but the continued expansion probably will remain slower and choppier than most previous recoveries. Indeed, mixed economic signals could lead to continued market volatility among riskier assets. Therefore, while we have maintained exposure to higher yielding market sectors, we have established more modestly overweighted positions in these areas. After trimming the fund’s corporate bond positions, we redeployed assets to mortgage-backed securities from U.S. government agencies.We believe these are prudent strategies in today’s uncertain economic climate.

July 15, 2010

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
Foreign bonds are subject to special risks including exposure to currency fluctuations, changing political and economic conditions, and potentially less liquidity.The fixed income securities of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more mature economies.
Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time.A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies.
High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.
The fund may use derivative instruments, such as options, futures and options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps and other credit derivatives.A small investment in derivatives could have a potentially large impact on the fund’s performance.The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.
1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s return would have been lower.
2	SOURCE: Barclays Capital Inc. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital Global Aggregate (Hedged) Index provides a broad-based measure of the global investment-grade fixed income markets.The three major components of this index are the U.S.Aggregate, the Pan-European Aggregate, and the Asian-
Pacific Aggregate Indices.The index also includes Eurodollar and Euro-Yen corporate bonds,
Canadian Government securities, and USD investment-grade 144A securities. Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus/Standish Global Fixed Income Fund from January 1, 2010 to June 30, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2010
	Class A	Class C	Class I
Expenses paid per $1,000†	$ 4.56	$ 8.34	$ 3.30
Ending value (after expenses)	$1,043.10	$1,039.30	$1,044.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2010
	Class A	Class C	Class I
Expenses paid per $1,000†	$ 4.51	$ 8.25	$ 3.26
Ending value (after expenses)	$1,020.33	$1,016.61	$1,021.57

† Expenses are equal to the fund’s annualized expense ratio of .90% for Class A, 1.65% for Class C and .65% for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
June 30, 2010 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes—96.4%		Rate (%)	Date	Amount ($)		Value ($)
Australia—.7%
Queensland Treasury,
Gov’t Gtd. Bonds, Ser. 13G	AUD	6.00	8/14/13	800,000	[a]	695,643
Brazil—1.6%
Brazil Notas do
Tesouro Nacional,
Notes, Ser. F	BRL	10.00	1/1/17	305,000	[a]	1,527,173
Canada—1.9%
Bombardier,
Sr. Notes		7.75	3/15/20	335,000	[b]	349,237
Canadian Government,
Bonds, Ser. VW17	CAD	8.00	6/1/27	275,000	[a]	403,481
Canadian National Railway,
Sr. Unscd. Notes		5.55	3/1/19	225,000		257,757
Teck Resources,
Sr. Scd. Notes		10.75	5/15/19	550,000		674,930
Trans-Canada Pipelines,
Sr. Unscd. Notes		7.63	1/15/39	145,000		185,859
						1,871,264
Cayman Islands—.5%
Petrobras International Finance,
Gtd. Notes		5.75	1/20/20	455,000		460,482
France—.5%
GDF Suez,
Sr. Unscd. Notes	EUR	6.25	1/24/14	75,000	[a]	104,739
PPR,
Sr. Unscd. Notes	EUR	8.63	4/3/14	120,000	[a]	177,233
Veolia Environnement,
Sr. Unscd. Notes	EUR	6.75	4/24/19	150,000	[a]	224,127
						506,099
Germany—22.0%
Bundesrepublik Deutschland,
Bonds, Ser. 08	EUR	3.75	1/4/19	2,310,000	[a]	3,117,901
Bundesrepublik Deutschland,
Bonds, Ser. 05	EUR	4.00	1/4/37	450,000	[a]	618,594
Bundesrepublik Deutschland,
Bonds, Ser. 03	EUR	4.25	1/4/14	5,815,000	[a]	7,907,763
Bundesrepublik Deutschland,
Bonds, Ser. 08	EUR	4.25	7/4/18	2,610,000	[a]	3,643,049

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)		Value ($)
Germany (continued)
Bundesrepublik Deutschland,
Bonds, Ser. 03	EUR	4.50	1/4/13	2,630,000	[a]	3,516,268
Bundesrepublik Deutschland,
Bonds, Ser. 03	EUR	4.75	7/4/34	155,000	[a]	234,973
Bundesrepublik Deutschland,
Bonds, Ser. 08	EUR	4.75	7/4/40	700,000	[a]	1,091,471
Eurohypo,
Bonds, Ser. 2212	EUR	4.50	1/21/13	370,000	[a,b]	484,984
Heidelbergcement,
Gtd. Notes	EUR	7.50	4/3/20	150,000	[a]	175,174
Heidelbergcement,
Gtd. Notes	EUR	8.50	10/31/19	570,000	[a]	705,760
KFW,
Gtd. Notes		3.50	3/10/14	125,000		132,102
						21,628,039
Indonesia—1.7%
Indonesia Government,
Notes	IDR	11.50	9/15/19	1,930,000,000	[a]	261,459
Indonesia Government,
Notes	IDR	11.50	9/15/19	5,000,000,000	[a]	677,355
Indonesia Government,
Sr. Unscd. Bonds, Ser. FR23	IDR	11.00	12/15/12	5,925,000,000	[a]	712,284
						1,651,098
Italy—4.1%
Finmeccanica,
Sr. Notes	EUR	4.88	3/24/25	80,000	[a]	96,506
Italy Buoni Poliennali
Del Tesoro,
Bonds	EUR	3.75	8/1/15	2,680,000	[a]	3,393,643
Italy Buoni Poliennali
Del Tesoro,
Bonds	EUR	4.25	3/1/20	215,000	[a]	268,069
Italy Buoni Poliennali
Del Tesoro,
Bonds	EUR	5.00	9/1/40	220,000	[a]	269,589
						4,027,807
Japan—11.6%
Development Bank of Japan,
Gov’t Gtd. Notes	JPY	1.05	6/20/23	27,000,000	[a]	289,428

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)		Value ($)
Japan (continued)
Japan Government,
Sr. Unscd. Bonds, Ser. 8	JPY	1.00	6/10/16	130,000,000	[a]	1,424,233
Japan Government,
Sr. Unscd. Bonds, Ser. 288	JPY	1.70	9/20/17	593,750,000	[a]	7,228,586
Japan Government,
Sr. Unscd. Bonds, Ser. 11	JPY	1.70	6/20/33	224,300,000	[a]	2,431,976
						11,374,223
Luxembourg—.5%
Enel Finance International,
Gtd. Notes		5.70	1/15/13	295,000	[b]	314,502
Holcim US Finance,
Gtd. Notes		6.00	12/30/19	140,000	[b]	149,619
						464,121
Mexico—1.9%
America Movil Sab de CV,
Gtd. Notes		5.00	3/30/20	235,000	[b]	243,971
Mexican Bonos,
Bonds, Ser. M 10	MXN	7.75	12/14/17	8,775,000	[a]	721,511
Mexican Bonos,
Bonds, Ser. M 20	MXN	10.00	12/5/24	8,800,000	[a]	851,283
						1,816,765
Netherlands—2.3%
BMW Finance,
Gtd. Notes	EUR	3.88	1/18/17	140,000	[a]	176,163
Diageo Capital,
Gtd. Notes	EUR	5.50	7/1/13	195,000	[a]	262,835
E.ON International Finance,
Gtd. Notes	EUR	4.88	1/28/14	100,000	[a]	133,900
Netherlands Government,
Bonds	EUR	4.00	7/15/18	825,000	[a]	1,119,689
Netherlands Government,
Bonds	EUR	4.00	1/15/37	320,000	[a]	436,434
RWE Finance,
Gtd. Notes	EUR	6.63	1/31/19	100,000	[a]	151,504
						2,280,525
Norway—.2%
Yara International ASA,
Notes		7.88	6/11/19	150,000	[b]	179,816

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)		Value ($)
Poland—.7%
Poland Government,
Bonds, Ser. 0413	PLN	5.25	4/25/13	2,205,000	[a]	655,352
South Korea—.1%
Export-Import Bank of Korea,
Sr. Unscd. Notes	EUR	5.75	5/22/13	110,000	[a]	142,804
Sweden—.6%
Swedish Government,
Bonds, Ser. 1052	SEK	4.25	3/12/19	4,270,000	[a]	618,664
United Kingdom—3.6%
BAT International Finance,
Gtd. Notes	GBP	6.38	12/12/19	190,000	[a]	315,493
FCE Bank,
Sr. Unscd. Notes	EUR	7.13	1/16/12	450,000	[a]	557,162
Holmes Master Issuer,
Ser. 2007-2A, Cl. 3A1		0.38	7/15/21	245,000	[c]	241,413
National Grid,
Sr. Unscd. Notes		6.30	8/1/16	75,000		84,772
Reed Elsevier Investment,
Gtd. Notes	GBP	7.00	12/11/17	100,000	[a]	173,778
United Kingdom Gilt,
Bonds	GBP	4.25	3/7/36	1,205,000	[a]	1,822,875
United Kingdom Gilt,
Bonds	GBP	5.00	3/7/12	205,000	[a]	328,073
						3,523,566
United States—41.9%
AES,
Sr. Unscd. Notes		7.75	10/15/15	165,000		167,887
Ally Auto Receivables Trust,
Ser. 2010-1, Cl. A3		1.45	5/15/14	260,000		261,221
Ameristar Casinos,
Gtd. Notes		9.25	6/1/14	100,000		105,250
Anheuser-Busch
InBev Worldwide,
Gtd. Notes		8.20	1/15/39	215,000	[b]	283,766
Aramark,
Gtd. Notes		8.50	2/1/15	425,000		431,375

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)		Value ($)
United States (continued)
Autozone,
Sr. Unscd. Notes		5.75	1/15/15	170,000		188,769
Ball,
Gtd. Notes		7.38	9/1/19	295,000		308,275
Bank of America,
Sr. Unscd. Notes		4.90	5/1/13	225,000		235,884
Bank of America,
Sr. Notes		6.50	8/1/16	220,000		238,389
Bear Stearns Commercial
Mortgage Securities,
Ser. 2007-T26, Cl. A4		5.47	1/12/45	150,000	[c]	155,475
Bear Stearns Commercial
Mortgage Securities,
Ser. 2006-T22, Cl. A4		5.63	4/12/38	205,000	[c]	219,320
Bear Stearns Commercial
Mortgage Securities,
Ser. 2007-T28, Cl. A4		5.74	9/11/42	85,000	[c]	88,882
BMW US Capital,
Gtd. Notes	EUR	5.00	5/28/15	200,000	[a]	268,888
Cargill,
Sr. Unscd. Notes	EUR	4.38	4/29/13	200,000	[a]	260,521
CCO Holdings Capital,
Gtd. Notes		7.88	4/30/18	290,000	[b]	292,900
Chesapeake Energy,
Gtd. Bonds	EUR	6.25	1/15/17	410,000	[a]	473,794
Citigroup Commercial
Mortgage Trust,
Ser. 2007-C6, Cl. A4		5.89	12/10/49	255,000	[c]	260,404
Clear Channel Worldwide,
Gtd. Notes		9.25	12/15/17	20,000	[b]	20,000
Clear Channel Worldwide,
Gtd. Notes		9.25	12/15/17	345,000	[b]	348,450
Consol Energy,
Gtd. Notes		8.00	4/1/17	185,000	[b]	191,937
Consol Energy,
Gtd. Notes		8.25	4/1/20	150,000	[b]	157,125

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
United States (continued)
Consumers Energy,
First Mortgage Bonds, Ser. P	5.50	8/15/16	45,000		49,857
Consumers Energy,
First Mortgage Bonds, Ser. D	5.38	4/15/13	140,000		152,558
CSC Holdings,
Sr. Unscd. Notes	8.50	4/15/14	305,000	[b]	319,487
Discovery Communications,
Gtd. Notes	5.05	6/1/20	225,000		234,336
Dish DBS,
Gtd. Notes	7.75	5/31/15	320,000		331,200
Dow Chemical,
Sr. Unscd. Notes	8.55	5/15/19	145,000		177,784
Echostar DBS,
Gtd. Notes	7.13	2/1/16	105,000		105,787
El Paso,
Sr. Unscd. Notes	7.00	6/15/17	335,000		334,789
Energy Transfer Partners,
Sr. Unscd. Notes	8.50	4/15/14	175,000		202,924
Enterprise Products Operations,
Gtd. Notes	6.13	10/15/39	325,000		325,403
EQT,
Sr. Unscd. Notes	8.13	6/1/19	135,000		159,067
Federal Home Loan	5.00	5/1/40—	2,579,032	[d]	2,732,269
Mortgage Corp.		6/1/40
Federal Home Loan	5.50	2/1/40—	1,688,579	[d]	1,814,273
Mortgage Corp.		4/1/40
Federal National	5.00	2/1/40—	1,723,001	[d]	1,825,914
Mortgage Association		6/1/40
Federal National
Mortgage Association	5.50	6/1/33	4,170,000	[d,e]	4,461,900
Federal National	5.50	11/1/39—	2,548,905	[d]	2,742,724
Mortgage Association		6/1/40
Freeport-McMoRan Copper & Gold,
Sr. Unscd. Notes	8.38	4/1/17	619,000		681,785
Georgia-Pacific,
Gtd. Notes	7.00	1/15/15	120,000	[b]	121,800

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)		Value ($)
United States (continued)
Georgia-Pacific,
Gtd. Notes		7.13	1/15/17	206,000	[b]	211,150
GMAC Commercial
Mortgage Securities,
Ser. 2002-C2, Cl. A2		5.39	10/15/38	119,283		121,842
Goodyear Tire & Rubber,
Sr. Unscd. Notes		10.50	5/15/16	310,000		338,675
Gracechurch
Mortgage Financing,
Ser. 2007-1A, Cl. 3A1		0.54	11/20/56	265,000	[b,c,f]	258,570
HCA,
Sr. Scd. Notes		7.88	2/15/20	640,000		661,600
Ipalco Enterprises,
Sr. Scd. Notes		7.25	4/1/16	270,000	[b]	277,425
Iron Mountain,
Sr. Sub. Notes		8.38	8/15/21	295,000		302,375
JPMorgan Chase & Co.,
Sr. Unscd. Notes		4.75	5/1/13	225,000		240,190
JPMorgan Chase & Co.,
Sr. Unscd. Notes	EUR	5.25	5/8/13	150,000	[a]	196,987
JPMorgan Chase Commercial
Mortgage Securities,
Ser. 2006-CB14, Cl. ASB		5.51	12/12/44	265,000	[c]	282,429
JPMorgan Chase Commercial
Mortgage Securities,
Ser. 2009-IWST, Cl. A2		5.63	12/5/27	680,000	[b]	745,460
Kinder Morgan Energy Partners,
Sr. Unscd. Notes		5.80	3/1/21	25,000		26,752
Kinder Morgan Energy Partners,
Sr. Unscd. Notes		6.85	2/15/20	165,000		188,121
Kraft Foods,
Sr. Unscd. Notes	EUR	6.25	3/20/15	150,000	[a]	210,244
Lamar Media,
Gtd. Notes		6.63	8/15/15	331,000		318,587
Lamar Media,
Sr. Sub. Notes		7.88	4/15/18	90,000	[b]	90,225

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)		Value ($)
United States (continued)
Lear,
Gtd. Bonds		7.88	3/15/18	70,000		70,525
Lear,
Gtd. Notes		8.13	3/15/20	325,000		327,438
Levi Strauss & Co.,
Sr. Unscd. Notes	EUR	7.75	5/15/18	185,000	[a,b]	218,875
Masco,
Sr. Unscd. Bonds		7.13	3/15/20	430,000		418,241
Meccanica Holdings USA,
Gtd. Notes		7.38	7/15/39	125,000	[b]	134,232
Merck & Co.,
Gtd. Notes	EUR	5.38	10/1/14	140,000	[a]	192,714
Merrill Lynch
Mortgage Trust,
Ser. 2005-CIP1, Cl. A2		4.96	8/12/10	88,657		90,667
Merrill Lynch/
Countrywide Commercial
Mortgage Trust,
Ser. 2006-2, Cl. A4		6.10	6/12/46	155,000	[c]	165,166
MGM Resorts International,
Sr. Scd. Notes		11.13	11/15/17	315,000		348,863
Morgan Stanley Capital I,
Ser. 2007-T27, Cl. A4		5.80	6/11/42	35,000	[c]	36,731
NBC Universal,
Notes		6.40	4/30/40	245,000	[b]	262,610
NBC Universal,
Sr. Unscd. Notes		5.15	4/30/20	385,000	[b]	402,324
New Communications Holdings,
Sr. Notes		8.25	4/15/17	397,000	[b]	400,474
News America,
Gtd. Notes		6.90	3/1/19	155,000		183,911
NRG Energy,
Gtd. Notes		7.38	1/15/17	325,000		322,563
Peabody Energy,
Gtd. Notes, Ser. B		6.88	3/15/13	95,000		96,187
Peabody Energy,
Gtd. Notes		7.38	11/1/16	210,000		219,713

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)		Value ($)
United States (continued)
Penn National Gaming,
Sr. Sub. Notes		8.75	8/15/19	370,000	[g]	382,025
Philip Morris International,
Sr. Unscd. Notes		4.50	3/26/20	100,000		101,769
Philip Morris International,
Sr. Unscd. Notes		5.65	5/16/18	125,000		136,959
Philip Morris International,
Sr. Unscd. Notes		6.88	3/17/14	135,000		156,319
Plains All American Pipeline,
Gtd. Notes		4.25	9/1/12	300,000		313,589
Plains All American Pipeline,
Gtd. Notes		8.75	5/1/19	65,000		77,711
PNC Funding,
Gtd. Notes		3.63	2/8/15	465,000	[f]	479,155
Procter & Gamble,
Sr. Unscd. Notes	EUR	5.13	10/24/17	105,000	[a]	147,027
Reed Elsevier Capital,
Gtd. Notes		8.63	1/15/19	110,000		140,261
Reynolds Group Escrow,
Sr. Scd. Notes	EUR	7.75	10/15/16	235,000	[a,b]	284,497
Stater Brothers Holdings,
Gtd. Notes		7.75	4/15/15	355,000		355,888
Sungard Data Systems,
Gtd. Notes		10.63	5/15/15	45,000		48,319
Time Warner Cable,
Gtd. Debs		6.75	6/15/39	145,000		160,722
Time Warner Cable,
Gtd. Notes		8.75	2/14/19	140,000		176,924
U.S. Treasury Bonds		5.38	2/15/31	1,380,000		1,698,047
U.S. Treasury Notes		2.38	9/30/14	1,785,000	[f]	1,843,989
U.S. Treasury Notes		2.75	2/15/19	3,370,000		3,357,888
Verizon Communications,
Sr. Unscd. Notes		6.10	4/15/18	245,000		278,581
Wachovia Bank Commercial
Mortgage Trust,
Ser. 2005-C16, Cl. A2		4.38	10/15/41	66,541		67,847

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)	Value ($)
United States (continued)
Wells Fargo & Co.,
Sr. Unscd. Notes		4.38	1/31/13	225,000	238,008
WM Covered Bond Program,
Covered Notes	EUR	4.00	9/27/16	235,000 [a]	297,213
Wrigley WM JR,
Sr. Scd. Notes		3.70	6/30/14	380,000 [b]	384,706
					41,221,679
Total Bonds and Notes
(cost $94,293,629)					94,645,120

Short-Term Investments—5.0%
U.S. Treasury Bills:
0.07%, 7/22/10				380,000 [h]	379,973
0.07%, 8/12/10				4,500,000 [h]	4,499,186
Total Short-Term Investments
(cost $4,879,620)					4,879,159
				Face Amount
				Covered by
Purchased Options—.2%				Contracts ($)	Value ($)
Call Options;
10-Year USD LIBOR-BBA,
February 2011 @ 3.63
(cost $45,000)				3,000,000 [i]	147,296

Other Investment—4.5%				Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $4,462,374)				4,462,374 [j]	4,462,374

Investment of Cash Collateral
for Securities Loaned—.3%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $340,200)	340,200 [j]	340,200
Total Investments (cost $104,020,823)	106.4%	104,474,149
Liabilities, Less Cash and Receivables	(6.4%)	(6,286,401)
Net Assets	100.0%	98,187,748

a Principal amount stated in U.S. Dollars unless otherwise noted.
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
EUR—Euro
GBP—British Pound
IDR—Indonesian Rupiah
JPY—JapaneseYen
MXN—Mexican New Peso
PLN— Polish Zloty
SEK—Swedish Krona
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At June 30, 2010, these securities had a total market value of $7,128,142 or 7.3% of net assets.
c Variable rate security—interest rate subject to periodic change.
d On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Federal National Mortgage
Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator.As such, the FHFA will oversee the continuing affairs of these companies.
e Purchased on a forward commitment basis.
f Purchased on a delayed delivery basis.
g Security, or portion thereof, on loan.At June 30, 2010, the total market value of the fund’s securities on loan is
$325,238 and the total market value of the collateral held by the fund is $340,200.
h Held by broker as collateral for open financial futures positions.
i Non-income producing security.
j Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Foreign/Governmental	47.4	U.S. Treasury	7.0
Corporate Bonds	25.2	Asset/Mortgage-Backed	3.0
U.S. Government Agencies	13.8	Purchased Options	.2
Short-Term/
Money Market Investments	9.8		106.4

† Based on net assets.
See notes to financial statements.

The Fund 17

STATEMENT OF FINANCIAL FUTURES
June 30, 2010 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 6/30/2010 ($)
Financial Futures Long
10 Year Long Glit	4	723,442	September 2010	13,318
U.S. Treasury 5 Year Notes	11	1,301,867	September 2010	13,379
Gross Unrealized Appreciation				26,697

See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN
June 30, 2010 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)	Value ($)
Call Options:
10-Year USD LIBOR-BBA,
September 2012 @ 4.47	1,619,000 [a]	(136,459)
10-Year USD LIBOR-BBA,
November 2012 @ 4.76	1,365,000 [a]	(135,933)
Put Options:
10-Year USD LIBOR-BBA,
February 2011 @ 5.36	3,000,000 [a]	(2,903)
10-Year USD LIBOR-BBA,
September 2012 @ 4.47	1,619,000 [a]	(53,889)
10-Year USD LIBOR-BBA,
November 2012 @ 4.76	1,365,000 [a]	(38,803)
(Premiums received $439,125)		(367,987)

BBA—British Bankers Association
LIBOR—London Interbank Offered Rate
USD—US Dollar
a Non-income producing security.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2010 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $325,238)—Note 1(c):
Unaffiliated issuers		99,218,249	99,671,575
Affiliated issuers		4,802,574	4,802,574
Cash			325,040
Cash denominated in foreign currencies		99,100	98,805
Dividends and interest receivable			1,377,205
Receivable for investment securities sold			999,970
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4			497,467
Swaps premium paid—Note 4			379,265
Receivable for shares of Beneficial Interest subscribed			313,421
Unrealized appreciation on swap contracts—Note 4			205,594
Receivable for futures variation margin—Note 4			685
Prepaid expenses			25,610
			108,697,211
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(d)			37,333
Payable for investment securities purchased			9,142,662
Outstanding options written, at value (premiums received
$439,125)—See Statement of Options Written—Note 4			367,987
Unrealized depreciation on swap contracts—Note 4			341,948
Liability for securities on loan—Note 1(c)			340,200
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4			129,470
Payable for shares of Beneficial Interest redeemed			110,360
Accrued expenses			39,503
			10,509,463
Net Assets ($)			98,187,748
Composition of Net Assets ($):
Paid-in capital			93,893,090
Accumulated undistributed investment income—net			255,991
Accumulated net realized gain (loss) on investments			3,282,213
Accumulated net unrealized appreciation (depreciation) on investments, options transactions, swap transactions and foreign currency transactions
(including $26,697 net unrealized appreciation on financial futures)			756,454
Net Assets ($)			98,187,748

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	4,726,597	510,179	92,950,972
Shares Outstanding	222,745	24,058	4,378,730
Net Asset Value Per Share ($)	21.22	21.21	21.23

See notes to financial statements.

The Fund 19

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2010 (Unaudited)

Investment Income ($):
Income:
Interest	1,858,165
Dividends;
Affiliated issuers	1,836
Income from securities lending—Note 1(c)	278
Total Income	1,860,279
Expenses:
Investment advisory fee—Note 3(a)	160,802
Legal fees	36,711
Accounting and administration fees—Note 3(a)	36,000
Custodian fees—Note 3(d)	27,699
Registration fees	23,014
Auditing fees	15,428
Shareholder servicing costs—Note 3(d)	11,500
Prospectus and shareholders’ reports	8,873
Administrative service fees—Note 3(b)	3,614
Trustees’ fees and expenses—Note 3(e)	2,266
Distribution fees—Note 3(c)	771
Loan commitment fees—Note 2	592
Interest expense—Note 2	101
Miscellaneous	21,534
Total Expenses	348,905
Less—reduction in investment advisory fee due to undertaking—Note 3(a)	(84,185)
Net Expenses	264,720
Investment Income—Net	1,595,559
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	1,475,038
Net realized gain (loss) on options transactions	(14,148)
Net realized gain (loss) on financial futures	66,405
Net realized gain (loss) on swap transactions	141,650
Net realized gain (loss) on forward foreign currency exchange contracts	5,073,506
Net Realized Gain (Loss)	6,742,451
Net unrealized appreciation (depreciation)
on investments and foreign currency transactions	(4,362,667)
Net unrealized appreciation (depreciation) on options transactions	163,551
Net unrealized appreciation (depreciation) on financial futures	(305,822)
Net unrealized appreciation (depreciation) on swap transactions	(248,915)
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	(148,303)
Net Unrealized Appreciation (Depreciation)	(4,902,156)
Net Realized and Unrealized Gain (Loss) on Investments	1,840,295
Net Increase in Net Assets Resulting from Operations	3,435,854

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2010	Year Ended
	(Unaudited)	December 31, 2009[a]
Operations ($):
Investment income—net	1,595,559	2,617,912
Net realized gain (loss) on investments	6,742,451	(751,113)
Net unrealized appreciation
(depreciation) on investments	(4,902,156)	6,469,557
Net Increase (Decrease) in Net Assets
Resulting from Operations	3,435,854	8,336,356
Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(47,378)	(94)
Class C Shares	(4,243)	(88)
Class I Shares	(1,643,734)	(1,670,497)
Total Dividends	(1,695,355)	(1,670,679)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	4,787,214	10,000
Class C Shares	501,700	10,000
Class I Shares	27,378,227	27,004,753
Dividends reinvested:
Class A shares	46,081	—
Class C Shares	4,054	—
Class I Shares	1,577,387	1,513,437
Cost of shares redeemed:
Class A shares	(118,433)	—
Class C Shares	(7,003)	—
Class I Shares	(10,651,712)	(5,683,103)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	23,517,515	22,855,087
Total Increase (Decrease) in Net Assets	25,258,014	29,520,764
Net Assets ($):
Beginning of Period	72,929,734	43,408,970
End of Period	98,187,748	72,929,734
Undistributed investment income—net	255,991	355,787

The Fund 21

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	June 30, 2010	Year Ended
	(Unaudited)	December 31, 2009[a]
Capital Share Transactions:
Class A
Shares sold	225,666	478
Shares issued for dividends reinvested	2,175	—
Shares redeemed	(5,574)	—
Net Increase (Decrease) in Shares Outstanding	222,267	478
Class C
Shares sold	23,718	478
Shares issued for dividends reinvested	192	—
Shares redeemed	(330)	—
Net Increase (Decrease) in Shares Outstanding	23,580	478
Class I
Shares sold	1,291,364	1,382,640
Shares issued for dividends reinvested	74,710	78,752
Shares redeemed	(505,359)	(286,414)
Net Increase (Decrease) in Shares Outstanding	860,715	1,174,978

a The fund commenced offering three classes of shares. Effective September 1, 2009, the existing shares were redesignated Class I and effective December 2, 2009, the fund added Class A and Class C shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	June 30, 2010	Year Ended
Class A Shares	(Unaudited)	December 31, 2009[a]
Per Share Data ($):
Net asset value, beginning of period	20.73	20.92
Investment Operations:
Investment income—net[b]	.29	.08
Net realized and unrealized
gain (loss) on investments	.60	(.07)
Total from Investment Operations	.89	.01
Distributions:
Dividends from investment income—net	(.40)	(.20)
Net asset value, end of period	21.22	20.73
Total Return (%)[c,d]	4.31	.03
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	1.14	.98
Ratio of net expenses to average net assets[e]	.90	.90
Ratio of net investment income
to average net assets[e]	3.10	4.40
Portfolio Turnover Rate[d]	93.20	131.97[f]
Net Assets, end of period ($ x 1,000)	4,727	10

a From December 2, 2009 (commencement of initial offering) to December 31, 2009. b Based on average shares outstanding at each month end. c Exclusive of sales charge. d Not annualized. e Annualized. f The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended December 31, 2009 was 111.36%.

See notes to financial statements.

The Fund 23

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	June 30, 2010	Year Ended
Class C Shares	(Unaudited)	December 31, 2009[a]
Per Share Data ($):
Net asset value, beginning of period	20.73	20.92
Investment Operations:
Investment income—net[b]	.25	.06
Net realized and unrealized
gain (loss) on investments	.56	(.07)
Total from Investment Operations	.81	(.01)
Distributions:
Dividends from investment income—net	(.33)	(.18)
Net asset value, end of period	21.21	20.73
Total Return (%)[c,d]	3.93	(.03)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	2.86	1.73
Ratio of net expenses to average net assets[e]	1.65	1.65
Ratio of net investment income
to average net assets[e]	2.58	3.65
Portfolio Turnover Rate[d]	93.20	131.97[f]
Net Assets, end of period ($ x 1,000)	510	10

a	From December 2, 2009 (commencement of initial offering) to December 31, 2009.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	The portfolio turnover rate excluding mortgage dollar transactions for the period ended December 31, 2009 was 111.36%.
See notes to financial statements.

Six Months Ended
June 30, 2010			Year Ended December 31,
Class I Shares	(Unaudited)	2009[a]	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	20.72	18.53	18.73	18.60	18.28	19.64
Investment Operations:
Investment income—net[b]	.41	.91	.86	.85	.70	.75
Net realized and unrealized
gain (loss) on investments	.51	1.90	.53	(.06)[c]	.22	(.04)
Total from Investment Operations	.92	2.81	1.39	.79	.92	.71
Distributions:
Dividends from
investment income—net	(.41)	(.62)	(1.59)	(.66)	(.60)	(2.07)
Net asset value, end of period	21.23	20.72	18.53	18.73	18.60	18.28
Total Return (%)	4.46[d]	15.48	7.50	4.30	5.09	3.64
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.86[e]	.92	1.02	.91	.81	.77
Ratio of net expenses
to average net assets	.65[e]	.65	.65	.65[f]	.65[f]	.65[f]
Ratio of net investment income
to average net assets	3.99[e]	4.62	4.52	4.54	3.79	3.75
Portfolio Turnover Rate	93.20[d]	131.97[g]	190[g]	274[g,h]	152[g,h]	181[g,h]
Net Assets, end of period
($ x 1,000)	92,951	72,910	43,409	40,833	41,660	70,168

a	The fund commenced offering three classes of shares on December 2, 2009. Effective September 1, 2009, the existing shares were redesignated as Class I shares.
b	Based on average shares outstanding at each month end.
c	Amount includes litigation proceeds received by the fund of $.01 for the year ended December 31, 2007.
d	Not annualized.
e	Annualized.
f	Includes the fund’s share of the The Standish Mellon Global Fixed Income Portfolio’s (the “Portfolio”) allocated expenses.
g	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended December 31, 2009,
2008 , 2007, 2006 and 2005 were 111.36%, 116%, 128%, 122% and 167%, respectively.
h	On October 25, 2007, the fund, which owned 100% of the Portfolio on such date, withdrew entirely from the Portfolio and received the Portfolio’s securties and cash in exchange for its interests in the Portfolio. Effective October 26, 2007, the fund began investing directly in the securities in which the Portfolio had invested. Portfolio turnover represents activity of both the fund and the Portfolio for 2007.The amounts shown for 2005-2006 are ratios for the Portfolio.
See notes to financial statements.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus/Standish Global Fixed Income Fund (the “fund”) is a separate diversified series of Dreyfus Investment Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company offering twelve series, including the fund. The fund’s investment objective seeks to maximize total return while realizing a market level of income, consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C and Class I. Class A shares are subject to a sale charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus), acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bear no distribution or shareholder services fees. Class I shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to, the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of June 30, 2010, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 478 Class A and Class C shares of the fund.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities.Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities excluding short-term investments (other than U.S. Treasury Bills), financial futures, options, swaps and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pricing service approved by the Board of Trustees, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

direction of the Board of Trustees.The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and asked price. Investments in swap transactions are valued each business day by a pricing service approved by the Board of Trustees. Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2010 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	—	261,221	—	261,221
Commercial
Mortgage-Backed	—	2,234,223	—	2,234,223
Corporate Bonds†	—	24,773,768	—	24,773,768
Foreign Government	—	46,398,921	—	46,398,921
Mutual Funds	4,802,574	—	—	4,802,574
Residential
Mortgage-Backed	—	499,983	—	499,983
U.S. Government
Agencies/
Mortgage-Backed	—	13,577,080	—	13,577,080
U.S. Treasury	—	11,779,083	—	11,779,083
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	497,467	—	497,467

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($) (continued)
Futures††	26,697	—	—	26,697
Purchased Options	—	147,296	—	147,296
Swaps††	—	205,594	—	205,594
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	(129,470)	—	(129,470)
Swaps††	—	(341,948)	—	(341,948)
Written Options	—	(367,987)	—	(367,987)
†	See Statement of Investments for country and industry classification.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund.The remaining portion of ASU No. 2010-06 requires reporting entities to make new disclosures about information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements.These new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact that the adoption of this remaining portion of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement withThe Bank of NewYork Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

income on securities loaned, in addition to income earned as a result of the lending transaction.Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended June 30, 2010,The Bank of New York Mellon earned $150 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended June 30, 2010 were as follows:

Affiliated
Investment	Value		Value	Net
Company	12/31/2009 ($)	Purchases ($)	Sales ($) 6/30/2010 ($)	Assets (%)
Dreyfus
Institutional
Preferred Plus
Money Market
Fund	1,767,084	40,520,630	37,825,340 4,462,374	4.5
Dreyfus
Institutional
Cash
Advantage
Fund	714,299	5,301,189	5,675,288 340,200.3
Total	2,481,383	45,821,819	43,500,628 4,802,574	4.8

(e) Concentration of Risk: The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment.They may also decline because of factors that affect a particular industry.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $3,030,893 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2009. If not applied, $2,830,391 of the carryover expires in fiscal 2010 and $200,502 expires in fiscal 2014.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2009 was as follows: ordinary income $1,670,679. The tax character of current year distributions will be determined at the end of the current fiscal year.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended June 30, 2010, was approximately $14,400 with a related weighted average annualized interest rate of 1.42%.

NOTE 3—Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an investment advisory agreement with the Manager, the investment advisory fee is computed at the annual rate of .40% of the value of the fund’s average daily net assets and is payable monthly. The Manager had undertaken from January 1, 2010 through June 30, 2010 to reduce the investment advisory fee paid by the fund, to the extent that the fund’s aggregate annual expenses, (exclusive of taxes, brokerage fees, Rule 12b-1 distribution plan fees, shareholder services plan fees, interest on borrowings, commitment fees and extraordinary expenses), do not exceed an annual rate of .65% of the value of the fund’s average daily net assets. This undertaking by the Manager is voluntary and may be terminated at any time. The reduction in investment advisory fee, pursuant to the undertaking, amounted to $84,185 during the year ended June 30, 2010.

The Trust entered into an agreement with The Bank of New York Mellon, pursuant to which The Bank of New York Mellon provides administration and fund accounting services for the fund. For these services the fund pays The Bank of NewYork Mellon a fixed fee plus asset and transaction based fees, as well as out-of-pocket expenses. During the period ended June 30, 2010, the fund was charged $36,000 for administration and fund accounting services pursuant to the agreement.

During the period ended June 30, 2010, the Distributor retained $86 from commissions earned on sales of the fund’s Class A shares and $50 from CDSCs on redemptions of the fund’s Class C shares.

(b)The fund pays administrative service fees for Class I shares.These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities (“Plan Administrators”) that provide record keeping and/or other administrative support services to accounts, retirement plans and their participants. As compensation for such services, Class I shares pay each Plan Administrator an administrative service fee in an amount of up to .15% (on an annualized basis) of their average daily net assets attributable to Class I shares that are held in accounts serviced by such Plan Administrator. During the period ended June 30, 2010, Class I shares was charged $3,614. The fund’s adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the fund or cooperate with the distributor’s promotional efforts.

(c) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets. During the period ended June 30, 2010, Class C shares were charged $771 pursuant to the Plan.

(d) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended June 30, 2010, Class A and Class C shares were charged $1,695 and $257, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Plan or Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended June 30, 2010, the fund was charged $2,687 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under cash management agreements for performing cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2010, the fund was charged $506 pursuant to the cash management agreements.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2010, the fund was charged $27,699 pursuant to the custody agreement.

During the period ended June 30, 2010, the fund was charged $2,742 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $30,414, Rule 12b-1 distribution plan fees $260, shareholder services plan fees $901, custodian fees $19,526, chief compliance officer fees $4,113 and transfer agency per account fees $1,620, which are offset against an expense reimbursement currently in effect in the amount of $19,501.

(e) Effective January 1, 2010, eachTrustee who is not an “interested person” of the Trust (as defined in the Act) received $60,000 per annum, plus $7,000 per joint Board meeting of the Trust, The Dreyfus/Laurel Funds, Inc.,The Dreyfus/Laurel Funds Trust,The Dreyfus/Laurel Tax-Free Municipal Funds and Dreyfus Funds, Inc. (collectively, the “Board Group Open-end Funds”) attended, $2,500 for separate in-person committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $2,000 for Board meetings and separate committee meetings attended that are conducted by tele-phone.The Board Group Open-end Funds also reimburse each Trustee who is not an “interested person” of the Trust (as defined in the Act) for travel and out-of-pocket expenses.With respect to Board meetings, the Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). Effective January 1, 2010, the Chair of each of the Board’s committees, unless the Chair also serves as Chair of the Board, receives $1,350 per applicable committee meeting. In the event that there is an in-person joint committee meeting or a joint telephone meeting of the Board Group Open-end Funds and Dreyfus High Yield Strategies Fund, the $2,500 or $2,000 fee, as applicable, is allocated between the Board Group Open-end Funds and Dreyfus HighYield Strategies Fund.These fees and expenses are charged and allocated to each series based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, forward con-

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

tracts, financial futures, options transactions and swap transactions, during the period ended June 30, 2010, amounted to $101,728,226 and $73,029,863, respectively.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure. The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of June 30, 2010 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Interest rate risk[1,2,4]	377,376	Interest rate risk[3,5]	(664,958)
Foreign exchange risk[6]	497,467	Foreign exchange risk[7]	(129,470)
Credit risk[4]	2,211	Credit risk[5]	(44,977)
Gross fair value of
derivatives contracts	877,054		(839,405)

Statement of Assets and Liabilities location:

1 Includes cumulative appreciation (depreciation) on futures contracts as reported in the Statement of Financial Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.

2 Outstanding options purchased, at value.

3 Outstanding options written, at value.

4 Unrealized appreciation on swap contracts.

5 Unrealized depreciation on swap contracts.

6 Unrealized appreciation on forward foreign currency exchange contracts.

7 Unrealized depreciation on forward foreign currency exchange contracts.

The effect of derivative instruments in the Statement of Operations during the period ended June 30, 2010 is shown below:

	Amount of realized gain or (loss) on derivatives recognized in income ($)
			Forward
Underlying risk	Futures[8]	Options[9]	Contracts[10] Swaps[11]		Total
Interest rate	66,405	(2,525)	—	48,737	112,617
Foreign exchange	—	(11,623)	5,073,506	—	5,061,883
Credit	—	—	—	92,913	92,913
Total	66,405	(14,148)	5,073,506	141,650	5,267,413

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($)[12]
			Forward
Underlying risk	Futures	Options	Contracts	Swaps	Total
Interest rate	(305,822)	163,551	—	(124,155)	(266,426)
Foreign exchange	—	—	(148,303)	—	(148,303)
Credit	—	—	—	(124,760)	(124,760)
Total	(305,822)	163,551	(148,303)	(248,915)	(539,489)

Statement of Operations location:
8	Net realized gain (loss) on financial futures.
9	Net realized gain (loss) on options transactions.
[10]	Net realized gain (loss) on forward foreign currency exchange contracts.
[11]	Net realized gain (loss) on swap transactions.
[12]	Net unrealized appreciation (depreciation) on financial futures, options transactions, forward foreign currency exchange contracts and swap transactions.

During the period ended June 30, 2010, the following summarizes the average market value and percentage of average net assets:

	Value ($)	Average Net Assets (%)
Interest rate futures contracts	10,515,237	12.97
Interest rate options contracts	418,917.52
Forward contracts	55,741,061	68.76

During the period ended June 30, 2010, the following summarizes the average notional value and percentage of average net assets:

	Value ($)	Average Net Assets (%)
Interest rate swap contracts	11,059,910	13.64
Credit default swap contracts	2,597,707	3.20

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments.The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default. Contracts open at June 30, 2010 are set forth in the Statement of Financial Futures.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.

The following summarizes the fund’s call/put options written for the period ended June 30, 2010:

	Face Amount
	Covered by	Premiums
Options Written:	Contracts ($)	Received ($)
Contracts outstanding
December 31, 2009	5,968,000	394,125
Contracts written	3,000,000	45,000
Contracts outstanding
June 30, 2010	8,968,000	439,125

The Fund 41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward contracts at June 30, 2010:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases:
Euro, Expiring 7/1/2010	840,561	1,022,290	1,027,882	5,592
Sales:		Proceeds ($)
Australian Dollar,
Expiring 7/30/2010	810,000	700,601	679,325	21,276
Brazilian Real,
Expiring 7/30/2010	2,800,000	1,546,449	1,541,384	5,065
British Pound,
Expiring 7/30/2010	680,000	1,005,516	1,015,972	(10,456)
British Pound,
Expiring 7/30/2010	1,235,000	1,848,551	1,845,184	3,367

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales (continued):
Canadian Dollar,
Expiring 7/30/2010	400,000	383,840	375,675	8,165
Euro,
Expiring 7/30/2010	6,830,000	8,454,311	8,353,310	101,001
Euro,
Expiring 7/30/2010	6,770,000	8,371,105	8,279,928	91,177
Euro,
Expiring 7/30/2010	510,000	627,473	623,746	3,727
Euro,
Expiring 7/30/2010	10,963,000	13,570,111	13,408,101	162,010
Euro,
Expiring 7/30/2010	3,120,000	3,864,650	3,815,860	48,790
Euro,
Expiring 7/30/2010	500,000	616,225	611,516	4,709
Euro,
Expiring 7/30/2010	850,000	1,033,906	1,039,577	(5,671)
Indonesian Rupiah,
Expiring
7/30/2010	14,895,595,000	1,630,964	1,634,813	(3,849)
Japanese Yen,
Expiring 7/30/2010	7,755,000	86,797	87,754	(957)
Japanese Yen,
Expiring 7/30/2010	340,520,000	3,812,744	3,853,252	(40,508)
Japanese Yen,
Expiring 7/30/2010	95,770,000	1,072,813	1,083,713	(10,900)
Japanese Yen,
Expiring 7/30/2010	186,080,000	2,084,533	2,105,642	(21,109)
Japanese Yen,
Expiring 7/30/2010	314,398,000	3,521,641	3,557,661	(36,020)
Mexican New Peso,
Expiring 7/30/2010	19,340,000	1,517,256	1,490,783	26,473
Polish Zloty,
Expiring 7/30/2010	2,270,000	680,374	667,718	12,656
Swedish Krona,
Expiring 7/30/2010	4,640,000	598,524	595,065	3,459
Gross Unrealized
Appreciation				497,467
Gross Unrealized
Depreciation				(129,470)

The Fund 43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Swaps: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument.The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swaps contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount.The fund enters into these agreements for a variety of reasons, including to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount.The net interest received or paid on interest rate swap agreements is included within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Interest rate swaps are valued daily and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the coun-terparty over the contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty.The following summarizes open interest rate swaps entered into by the fund at June 30, 2010:

					Unrealized
Notional	Reference		(Pay)/Receive		Appreciation
Amount ($)	Entity/Currency	Counterparty	Fixed Rate (%) Expiration (Depreciation) ($)

8,180,000	CAD—6 Month
	Libor	Merrill Lynch	(1.79)	3/25/2012	(72,363)
1,895,000	CAD—6 Month
	Libor	Merrill Lynch	3.74	3/25/2020	68,546
3,445,000	USD—6 Month
	Libor	Citibank	(3.68)	5/5/2020	(224,608)
1,570,000	USD—3 Month
	Libor	JP Morgan	3.29	11/24/2018	61,687
360,000	GBP—6 Month
	Libor	JP Morgan	6.30	6/18/2011	27,852
219,000,000	JPY—6 Month
	Yenibor	JP Morgan	1.36	1/19/2012	45,298
Gross Unrealized
Appreciation					203,383
Gross Unrealized
Depreciation					(296,971)

The Fund 45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company, obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring.The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument.The maximum payouts for these contracts are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected on the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the following chart, which summarizes open credit default swaps on index issues entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities. The following summarizes open credit default swaps entered into by the fund at June 30, 2010:

		(Pay)			Upfront
		Receive	Implied		Premiums	Unrealized
Reference	Notional	Fixed	Credit	Market	Receivable	Appreciation
Obligation	Amount ($)[2]	Rate (%)	Spread[3]	Value ($)	(Payable) ($) (Depreciation) ($)

Purchase Contracts:[1]
Dow Jones
CDX.NA.HY.14
Index 6/20/2015†	1,605,000[a]	(5.00)	646	87,109	88,862	(1,753)
Dow Jones
CDX.NA.HY.14
Index 6/20/2015†	1,615,000[b]	(5.00)	646	87,653	85,442	2,211
Dow Jones
CDX.NA.HY.14
Index 6/20/2015†	1,670,000[c]	(5.00)	646	90,637	114,407	(23,770)
Dow Jones
CDX.NA.HY.14
Index 6/20/2015†	1,310,000[c]	(5.00)	646	71,099	90,553	(19,454)
Gross Unrealized
Appreciation						2,211
Gross Unrealized
Depreciation						(44,977)

† Expiration Date
Counterparties:

a	UBS AG
b	JP Morgan
c	Citibank
1

If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

2

The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

3

Implied credit spreads, represented in absolute terms, utilized in determining the market value as of the period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative.The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

The Fund 47

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

GAAP includes required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. There are amendments, which require additional disclosures about the current status of the payment/performance risk of a guarantee.All changes to accounting policies have been made in accordance with these amendments and are incorporated within the current period as part of the Notes to the Statement of Investments and disclosures within this Note.

At June 30, 2010, accumulated net unrealized appreciation on investments was $453,326, consisting of $2,598,842 gross unrealized appreciation and $2,145,516 gross unrealized depreciation.

At June 30, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE REVIEW AND
APPROVAL OF THE FUND’S INVESTMENT
ADVISORY AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 9, 2010, the Board considered the re-approval of the fund’s Investment Advisory Agreement (“Management Agreement”), pursuant to which the Manager provides the fund with investment advisory and certain administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and representatives of the Manager confirmed that there had been no material changes in this information.The Board also discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement. The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the distribution channels for the fund, as well as the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including those of the fund.The Manager provided the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive compliance infrastructure.The Board also considered the Manager’s brokerage policies and practices and the standards applied in seeking best execution.

The Fund 49

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and comparisons to a group of institutional global income funds (the “Performance Group”) and to a larger universe of funds, consisting of all retail and institutional global income funds (the “Performance Universe”) selected and provided by Lipper, Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below).The Board members discussed the results of the comparisons and noted that the fund’s total return performance was above or at the Performance Group and Performance Universe medians for the one-, two-, three-, four-, five- and ten-year periods ended December 31, 2009.The Board members also noted that the fund’s yield performance was variously above and below the Performance Group and Performance Universe medians for the ten one-year periods ended December 31 (2000-2009).The Manager also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board members also discussed the fund’s contractual and actual management fees and expense ratio and reviewed the range of management fees and expense ratios of a comparable group of funds (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper.The Lipper data presenting the fund’s “actual management fees” included fees paid by the fund, as calculated by Lipper, for administrative services provided by The Bank of NewYork Mellon, the Trust’s administrator. Such reporting was necessary, according to Lipper, to allow the Board to compare the fund’s advisory fees to those peers that include administrative fees within a combined management (investment advisory and administrative) fee. The fund’s actual management fee and expense ratio also reflected a waiver by the Manager. A representative of the Manager informed the Board members that the Manager had been limiting the fund’s total expense ratio (excluding Rule 12b-1 fees, shareholder services fees, brokerage commissions, taxes and extraordinary expenses) to 0.65% of the fund’s average daily net assets and that such limitation was voluntary and could be terminated at any time.The Board noted that the fund’s contractual management fee was below the Expense Group median and that, taking into account the waiver, the fund did not pay a management fee for the reporting period.The Board members also noted that the fund’s expense ratio was below the Expense Group and Expense Universe medians.

Representatives of the Manager noted that there were no other funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies, and included in the same Lipper category as the fund. Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by other accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund (the “Similar Accounts”). The Manager’s representatives explained the nature of the Similar Accounts and the differences, from the Manager’s perspective, in providing services to such Similar Accounts as compared to managing and providing services to the fund. The Board analyzed differences in fees paid to the Manager and discussed the relationship of the fees paid in light of the services provided.The Board members considered the relevance of the fee information provided for the Similar Accounts to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale.The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex.The

The Fund 51

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

Board also was informed that the methodology had also been reviewed by an independent registered public accounting firm which,like the con-sultant,found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund. The Board members also considered potential benefits to the Manager from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It also was noted that the profitability percentage for managing the fund was within the range determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided by the Manager.The Board also noted the fee waiver arrangement and its effect on the profitability of the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the services provided by the Manager are adequate and appropriate.

  The Board was satisfied with the fund’s performance.

  The Board concluded, taking into account the fee waiver, that the fee paid by the fund to the Manager was reasonable in light of the services provided, comparative performance, expense and manage- ment fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.

  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 53

Dreyfus/Standish International Fixed Income Fund

SEMIANNUAL REPORT June 30, 2010

BNY MELLON
ASSET MANAGEMENT

Dreyfus

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
17	Statement of Financial Futures
17	Statement of Options Written
18	Statement of Assets and Liabilities
19	Statement of Operations
20	Statement of Changes in Net Assets
21	Financial Highlights
22	Notes to Financial Statements
43	Information About the Review and Approval of the Fund’s Investment Advisory Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus/Standish
International Fixed
Income Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus/Standish International Fixed Income Fund, covering the six-month period from January 1, 2010, through June 30, 2010.

After posting solid gains over the first quarter of 2010, the financial markets encountered renewed volatility in the second quarter, which caused some of the bond market’s higher yielding sectors to erase their previous gains and end the reporting period lower than where they began. Conversely, traditional safe havens such as U.S. Treasury securities gained value as investors became more risk-averse.

The second-quarter swoon occurred despite continued U.S. economic growth, as manufacturing activity improved and unemployment began to moderate in a recovery that has so far proved sustainable but milder than historical averages. Indeed, many of the headlines that spooked investors emanated from overseas markets, including a sovereign debt crisis in Europe.

Despite recent headlines about the current state of the U.S. economy, we still believe that it is unlikely that we’ll encounter a “double-dip” recession. Instead, we expect current financial strains to ease and the domestic economy to expand at a moderate pace over the second half of the year. However, we currently see a number of downside risks that could result in volatility over the short term, which is why we still believe that a long-term investment focus with an emphasis on higher quality bonds may be advisable for many investors. As always, your financial advisor can help you assess both the risks and opportunities provided by the financial markets in this investment climate.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
July 15, 2010

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2010, through June 30, 2010, as provided by David Leduc, CFA, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended June 30, 2010, Dreyfus/Standish International Fixed Income Fund’s Class I shares achieved a total return of 3.67%.1 In comparison, the Barclays Capital Global Aggregate ex-U.S. Index (Hedged) (the “Index”), the fund’s benchmark, achieved a total return of 3.11% for the same period.2

After rallying during much of the reporting period, higher yielding sectors of the international bond market suffered heightened volatility when investors began to question the sustainability of the global economic recovery.The fund produced higher returns than its benchmark for the reporting period overall, primarily due to an investment position that profited from the decline of the euro relative to the U.S. dollar.The fund’s relatively long average duration also supported its relative performance.

The Fund’s Investment Approach

The fund seeks to maximize total return while realizing a market level of income, consistent with preserving principal and liquidity, by normally investing at least 80% of its assets in fixed income securities.The fund also normally invests at least 65% of its assets in non-U.S. dollar-denominated fixed-income securities of foreign governments and companies located in various countries, including emerging markets. The fund’s investments may include non-U.S. high-grade and medium-grade government, corporate, mortgage-backed, asset-backed, high yield and emerging market debt securities. To protect the U.S. dollar value of the fund’s assets, we hedge most, but not necessarily all, of the portfolio’s foreign currency exposure.

The fund emphasizes rotation among undervalued countries, sectors, securities and currencies. In particular, we focus on securities with the most potential for added value, i.e., those involving potential for credit upgrades and unique structural characteristics.To identify these securities, we use macroeconomic research and quantitative analysis to allocate assets among countries and currencies based on a comparative evaluation

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

of interest and inflation rate trends, government fiscal/monetary policy and credit quality of government debt.

Renewed Uncertainty Derailed Bond Markets

Sustained growth in the emerging markets and, to a lesser degree, the United States supported a global economic recovery during the first quarter of 2010.The economic rebound was fueled, in part, by historically low short-term interest rates from the world’s central banks and massive government stimulus programs. Improving economic conditions helped lift the prices of higher yielding securities, including investment-grade and high yield corporate bonds. In contrast, sovereign debt securities lagged market averages as investors favored riskier investments.

However, investor sentiment changed sharply when a number of developments brought the economic recovery into question. Greece found itself unable to finance a heavy debt load, requiring intervention from the International Monetary Fund and the European Union. Meanwhile, surging property values in China kindled local inflation fears, and investors grew concerned that remedial measures might constrain regional growth. In the United States, retail sales, employment and housing data sent mixed signals regarding the strength and sustainability of the domestic recovery.

These developments caused the euro to decline relative to most major currencies, including the U.S. dollar. In addition, higher yielding market sectors lost value, giving back a portion of the reporting period’s previous gains. Many sovereign debt securities, which historically have fared well during economic downdrafts, also suffered due to the European debt crisis.

Fund Strategies Helped Cushion Volatility

Although the fund was affected by these developments, several strategies helped it produce higher returns than its benchmark. Chief among them was a “short” position in the euro that enabled the fund to profit from the currency’s weakness relative to the U.S. dollar. Moreover, the fund benefited from exposure to local currencies in emerging markets, such as Mexico, Indonesia and Poland.The fund’s interest-rate strategies also added value, as a relatively long average duration in the United States and Germany helped the fund capture the benefits of falling long-term rates and steady short-term rates in those markets.

4

Our emphasis on investment-grade corporate bonds in the United States and Europe generated strong results early in the reporting period, and we later trimmed those positions when they had reached higher valuations. The fund also received positive contributions to performance from high yield corporate bonds, where an emphasis on “double-B” rated credits over more speculative “triple-C” rated bonds supported returns.

Maintaining a Disciplined Approach to Security Selection

As of the reporting period’s end, we believe that the global economy is unlikely to fall into another recession, but the continued expansion probably will remain slower and choppier than most previous recoveries. Indeed, mixed economic signals could lead to continued market volatility among riskier assets. Therefore, while we have maintained exposure to higher yielding market sectors, especially corporate bonds, we have established more modestly overweighted positions in these areas in light of today’s uncertain economic climate.

July 15, 2010

Foreign bonds are subject to special risks including exposure to currency fluctuations, changing political and economic conditions, and potentially less liquidity.The fixed income securities of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more mature economies.
Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time.A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies.
Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.
The fund may use derivative instruments, such as options, futures and options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps and other credit derivatives.A small investment in derivatives could have a potentially large impact on the fund’s performance.The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.
1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital Global Aggregate ex-U.S. Index (Hedged) is designed to measure the performance of global investment-grade, fixed-rate debt markets, excluding the United
States, hedged into U.S. dollars. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus/Standish International Fixed Income Fund from January 1, 2010 to June 30, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2010

Expenses paid per $1,000†	$3.64
Ending value (after expenses)	$1,036.70

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2010

Expenses paid per $1,000†	$3.61
Ending value (after expenses)	$1,021.22

† Expenses are equal to the fund’s annualized expense ratio of .72% for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

6

STATEMENT OF INVESTMENTS

June 30, 2010 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes—95.8%		Rate (%)	Date	Amount ($)		Value ($)
Australia—3.5%
Australian Government,
Sr. Unscd. Notes	AUD	5.25	8/15/10	2,450,000	[a]	2,063,944
Queensland Treasury,
Gov’t Gtd. Bonds, Ser. 13G	AUD	6.00	8/14/13	1,865,000	[a]	1,621,718
						3,685,662
Belgium—.3%
Anheuser-Busch InBev,
Gtd. Notes	GBP	9.75	7/30/24	130,000	[a]	276,576
Bermuda—.1%
Holcim Capital,
Gtd. Notes		6.88	9/29/39	120,000	[b]	129,845
Brazil—1.7%
Brazil Notas do
Tesouro Nacional,
Notes, Ser. F	BRL	10.00	1/1/17	370,000	[a]	1,852,636
Canada—3.0%
Bombardier,
Sr. Notes		7.75	3/15/20	410,000	[b]	427,425
Canadian Government,
Bonds, Ser. VW17	CAD	8.00	6/1/27	1,165,000	[a]	1,709,290
Teck Resources,
Sr. Scd. Notes		10.75	5/15/19	635,000		779,237
Trans-Canada Pipelines,
Sr. Unscd. Notes		7.63	1/15/39	205,000		262,766
						3,178,718
Finland—.6%
Aktia Real Estate,
Bonds	EUR	4.13	6/11/14	450,000	[a]	584,134
France—.7%
Electricite De France,
Sr. Unscd. Notes	EUR	5.00	5/30/14	150,000	[a]	203,904
GDF Suez,
Sr. Unscd. Notes	EUR	6.25	1/24/14	95,000	[a]	132,669
PPR,
Sr. Unscd. Notes	EUR	8.63	4/3/14	155,000	[a]	228,926
Veolia Environnement,
Sr. Unscd. Notes	EUR	6.75	4/24/19	150,000	[a]	224,127
						789,626

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)		Value ($)
Germany—23.7%
Bundesrepublik Deutschland,
Bonds, Ser. 08	EUR	3.75	1/4/19	2,425,000	[a]	3,273,121
Bundesrepublik Deutschland,
Bonds, Ser. 03	EUR	4.25	1/4/14	1,920,000	[a]	2,610,990
Bundesrepublik Deutschland,
Bonds, Ser. 08	EUR	4.25	7/4/18	4,650,000	[a]	6,490,490
Bundesrepublik Deutschland,
Bonds, Ser. 03	EUR	4.75	7/4/34	435,000	[a]	659,441
Bundesrepublik Deutschland,
Bonds, Ser. 08	EUR	4.75	7/4/40	930,000	[a]	1,450,098
Bundesrepublik Deutschland,
Bonds, Ser. 02	EUR	5.00	7/4/12	6,680,000	[a]	8,884,802
Eurohypo,
Bonds, Ser. 2212	EUR	4.50	1/21/13	430,000	[a,b]	563,630
Heidelbergcement,
Gtd. Notes	EUR	7.50	4/3/20	150,000	[a]	175,174
Heidelbergcement,
Gtd. Notes	EUR	8.50	10/31/19	720,000	[a]	891,486
						24,999,232
Indonesia—1.9%
Indonesia Government,
Notes	IDR	11.50	9/15/19	6,000,000,000	[a]	812,826
Indonesia Government,
Notes	IDR	11.50	9/15/19	2,220,000,000	[a]	300,746
Indonesia Government,
Sr. Unscd. Bonds, Ser. FR23	IDR	11.00	12/15/12	7,436,000,000	[a]	893,931
						2,007,503
Italy—6.7%
Italy Buoni Poliennali
Del Tesoro,
Bonds	EUR	3.75	8/1/15	4,820,000	[a]	6,103,492
Italy Buoni Poliennali
Del Tesoro,
Bonds	EUR	5.00	9/1/40	805,000	[a]	986,452
						7,089,944
Japan—10.5%
Development Bank of Japan,
Gov’t Gtd. Notes	JPY	1.05	6/20/23	11,000,000	[a]	117,915

8

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)		Value ($)
Japan (continued)
Development
Bank of Japan,
Gov’t Gtd. Notes	JPY	1.70	9/20/22	263,000,000	[a]	3,065,167
Japan Government,
Sr. Unscd. Bonds, Ser. 8	JPY	1.00	6/10/16	93,000,000	[a]	1,018,874
Japan Government,
Sr. Unscd. Bonds, Ser. 11	JPY	1.70	6/20/33	318,400,000	[a]	3,452,257
Japan Government,
Sr. Unscd. Bonds, Ser. 288	JPY	1.70	9/20/17	285,900,000	[a]	3,480,679
						11,134,892
Luxembourg—.7%
Enel Finance International,
Gtd. Notes		5.13	10/7/19	245,000	[b]	246,542
Finmeccanica,
Gtd. Bonds	EUR	5.25	1/21/22	280,000	[a]	352,273
Holcim US Finance,
Gtd. Notes		6.00	12/30/19	170,000	[b]	181,680
						780,495
Mexico—2.0%
America Movil Sab de CV,
Gtd. Notes		5.00	3/30/20	290,000	[b]	301,070
Mexican Bonos,
Bonds, Ser. M 10	MXN	7.75	12/14/17	18,235,000	[a]	1,499,345
Mexican Bonos,
Bonds, Ser. M 20	MXN	10.00	12/5/24	3,780,000	[a]	365,665
						2,166,080
Netherlands—6.1%
BMW Finance,
Gtd. Notes	EUR	3.88	1/18/17	350,000	[a]	440,407
Daimler International Finance,
Gtd. Notes, Ser. 6	EUR	6.88	6/10/11	240,000	[a]	307,255
Diageo Capital,
Gtd. Notes	EUR	5.50	7/1/13	240,000	[a]	323,489
E.ON International Finance,
Gtd. Notes	EUR	4.88	1/28/14	140,000	[a]	187,460
E.ON International Finance,
Gtd. Notes	EUR	5.50	10/2/17	175,000	[a]	246,219

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)		Value ($)
Netherlands (continued)
Elsevier Finance,
Gtd. Notes	EUR	6.50	4/2/13	150,000	[a]	204,739
Netherlands Government,
Bonds	EUR	4.00	7/15/18	1,030,000	[a]	1,397,915
Netherlands Government,
Bonds	EUR	4.00	1/15/37	2,190,000	[a]	2,986,845
RWE Finance,
Gtd. Notes	EUR	6.63	1/31/19	250,000	[a]	378,761
						6,473,090
Poland—.8%
Poland Government,
Bonds, Ser. 0413	PLN	5.25	4/25/13	2,695,000	[a]	800,986
South Korea—.2%
Export-Import
Bank of Korea,
Sr. Unscd. Notes	EUR	5.75	5/22/13	155,000	[a]	201,224
Spain—2.9%
Spanish Government,
Bonds	EUR	4.40	1/31/15	2,450,000	[a]	3,093,508
Supranational—.6%
European
Investment Bank,
Sr. Unscd. Notes	JPY	1.90	1/26/26	58,000,000	[a]	671,645
Sweden—1.3%
Swedish Government,
Bonds, Ser. 1050	SEK	3.00	7/12/16	6,475,000	[a]	861,939
Swedish Government,
Bonds, Ser. 1052	SEK	4.25	3/12/19	3,295,000	[a]	477,400
						1,339,339
United Kingdom—7.7%
FCE Bank,
Sr. Unscd. Notes	EUR	7.13	1/16/12	600,000	[a]	742,883
Holmes Master Issuer,
Ser. 2007-2A, Cl. 3A1		0.38	7/15/21	280,000	[c]	275,901
National Grid,
Sr. Unscd. Notes		6.30	8/1/16	105,000		118,681

10

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)		Value ($)
United Kingdom (continued)
National Grid,
Sr. Unscd. Notes	EUR	5.00	7/2/18	275,000	[a]	367,004
United Kingdom Gilt,
Bonds	GBP	2.25	3/7/14	585,000	[a]	893,485
United Kingdom Gilt,
Bonds	GBP	4.25	3/7/36	1,875,000	[a]	2,836,424
United Kingdom Gilt,
Bonds	GBP	4.50	3/7/19	1,785,000	[a]	2,928,189
						8,162,567
United States—20.8%
AES,
Sr. Unscd. Notes		7.75	10/15/15	190,000		193,325
Ally Auto
Receivables Trust,
Ser. 2010-1, Cl. A3		1.45	5/15/14	320,000		321,503
Ameristar Casinos,
Gtd. Notes		9.25	6/1/14	240,000		252,600
Aramark,
Gtd. Notes		8.50	2/1/15	505,000	[d]	512,575
Autozone,
Sr. Unscd. Notes		5.75	1/15/15	180,000		199,873
Ball,
Gtd. Notes		7.38	9/1/19	365,000		381,425
Bank of America,
Sr. Unscd. Notes		7.38	5/15/14	390,000		437,467
Bear Stearns Commercial
Mortgage Securities,
Ser. 2007-T26, Cl. A4		5.47	1/12/45	55,000	[c]	57,008
Bear Stearns Commercial
Mortgage Securities,
Ser. 2006-T22, Cl. A4		5.63	4/12/38	250,000	[c]	267,464
Bear Stearns Commercial
Mortgage Securities,
Ser. 2007-T28, Cl. A4		5.74	9/11/42	500,000	[c]	522,836
BMW US Capital,
Gtd. Notes	EUR	5.00	5/28/15	245,000	[a]	329,388

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)		Value ($)
United States (continued)
Cargill,
Sr. Unscd. Notes	EUR	4.38	4/29/13	200,000	[a]	260,521
CCO Holdings Capital,
Gtd. Notes		7.88	4/30/18	380,000	[b]	383,800
Chesapeake Energy,
Gtd. Bonds	EUR	6.25	1/15/17	292,000	[a]	337,434
Citigroup Commercial
Mortgage Trust,
Ser. 2007-C6, Cl. A4		5.89	12/10/49	325,000	[c]	331,888
Consol Energy,
Gtd. Notes		8.00	4/1/17	240,000	[b]	249,000
Consol Energy,
Gtd. Notes		8.25	4/1/20	180,000	[b]	188,550
CSC Holdings,
Sr. Unscd. Notes		8.50	4/15/14	375,000	[b]	392,812
Discovery Communications,
Gtd. Notes		5.05	6/1/20	255,000		265,580
Dish DBS,
Gtd. Notes		7.75	5/31/15	395,000		408,825
Dow Chemical,
Sr. Unscd. Notes		8.55	5/15/19	165,000		202,306
Echostar DBS,
Gtd. Notes		7.13	2/1/16	135,000		136,013
El Paso,
Sr. Unscd. Notes		7.00	6/15/17	410,000		409,741
Energy Transfer Partners,
Sr. Unscd. Notes		8.50	4/15/14	220,000		255,105
Enterprise Products Operations,
Gtd. Notes		6.13	10/15/39	190,000		190,236
EQT,
Sr. Unscd. Notes		8.13	6/1/19	155,000		182,633
Freeport-McMoRan Copper & Gold,
Sr. Unscd. Notes		8.38	4/1/17	705,000		776,507
Georgia-Pacific,
Gtd. Notes		7.00	1/15/15	145,000	[b]	147,175

12

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)		Value ($)
United States (continued)
GMAC Commercial
Mortgage Securities,
Ser. 2002-C2, Cl. A2		5.39	10/15/38	149,103		152,302
Goodyear Tire & Rubber,
Sr. Unscd. Notes		10.50	5/15/16	440,000		480,700
Gracechurch Mortgage Financing,
Ser. 2007-1A, Cl. 3A1		0.54	11/20/56	285,000	[b,c]	278,085
HCA,
Sr. Scd. Notes		7.88	2/15/20	190,000		196,413
Ipalco Enterprises,
Sr. Scd. Notes		7.25	4/1/16	330,000	[b]	339,075
Iron Mountain,
Sr. Sub. Notes		8.38	8/15/21	370,000		379,250
JPMorgan Chase & Co.,
Sr. Unscd. Notes		4.75	5/1/13	280,000		298,904
JPMorgan Chase & Co.,
Sr. Unscd. Notes	EUR	6.13	4/1/14	200,000	[a]	273,295
Kinder Morgan Energy Partners,
Sr. Unscd. Notes		5.80	3/1/21	40,000		42,803
Kinder Morgan Energy Partners,
Sr. Unscd. Notes		6.85	2/15/20	170,000		193,822
Kraft Foods,
Sr. Unscd. Notes	EUR	6.25	3/20/15	255,000	[a]	357,415
Lamar Media,
Gtd. Notes		6.63	8/15/15	426,000		410,025
Lamar Media,
Sr. Sub. Notes		7.88	4/15/18	110,000	[b]	110,275
Lear,
Gtd. Bonds		7.88	3/15/18	85,000		85,638
Lear,
Gtd. Notes		8.13	3/15/20	370,000		372,775
Levi Strauss & Co.,
Sr. Unscd. Notes	EUR	7.75	5/15/18	240,000	[a,b]	283,946
Masco,
Sr. Unscd. Bonds		7.13	3/15/20	510,000		496,054

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)		Value ($)
United States (continued)
Merck & Co.,
Gtd. Notes	EUR	5.38	10/1/14	200,000	[a]	275,305
Merrill Lynch Mortgage Trust,
Ser. 2005-CIP1, Cl. A2		4.96	8/12/10	115,639		118,261
Merrill Lynch/Countrywide
Commercial Mortgage Trust,
Ser. 2006-2, Cl. A4		6.10	6/12/46	185,000	[c]	197,134
MGM Resorts International,
Sr. Scd. Notes		11.13	11/15/17	400,000		443,000
NBC Universal,
Sr. Unscd. Notes		5.15	4/30/20	500,000	[b]	522,499
New Communications Holdings,
Sr. Notes		8.25	4/15/17	486,000	[b]	490,253
News America,
Gtd. Notes		6.90	3/1/19	220,000		261,035
NRG Energy,
Gtd. Notes		7.38	1/15/17	400,000		397,000
Peabody Energy,
Gtd. Notes, Ser. B		6.88	3/15/13	120,000		121,500
Peabody Energy,
Gtd. Notes		7.38	11/1/16	255,000		266,794
Penn National Gaming,
Sr. Sub. Notes		8.75	8/15/19	470,000	[d]	485,275
Philip Morris International,
Sr. Unscd. Notes		4.50	3/26/20	485,000		493,578
PNC Funding,
Gtd. Notes		3.63	2/8/15	460,000		474,002
Procter & Gamble,
Sr. Unscd. Notes	EUR	5.13	10/24/17	135,000	[a]	189,034
Reynolds Group Escrow,
Sr. Scd. Notes	EUR	7.75	10/15/16	305,000	[a,b]	369,240
Roche Holdings,
Gtd. Notes	EUR	5.63	3/4/16	130,000	[a]	184,156
Staples,
Gtd. Notes		9.75	1/15/14	340,000		417,390
Stater Brothers Holdings,
Gtd. Notes		7.75	4/15/15	590,000		591,475

14

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)	Value ($)
United States (continued)
U.S. Treasury,
Notes		2.75	2/15/19	1,080,000	1,076,118
Wachovia Bank Commercial
Mortgage Trust,
Ser. 2005-C16, Cl. A2		4.38	10/15/41	82,269	83,884
Willis North America,
Gtd. Notes		7.00	9/29/19	128,000	137,663
Windstream,
Gtd. Notes		7.88	11/1/17	305,000	299,281
WM Covered
Bond Program,
Covered Notes	EUR	4.00	9/27/16	285,000 [a]	360,450
Wrigley WM JR,
Sr. Scd. Notes		3.70	6/30/14	430,000 [b]	435,325
					22,034,019
Total Bonds and Notes
(cost $101,633,441)					101,451,721

Short-Term Investments—.8%
U.S. Treasury Bills
0.11%, 7/22/10
(cost $867,946)				868,000 [e]	867,938
				Face Amount
				Covered by
Purchased Options—.1%				Contracts ($)	Value ($)
Call Options
10-Year USD LIBOR-BBA,
February 2011 @ 3.63
(cost $48,300)				3,220,000 [f]	158,097

Other Investment—1.8%				Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,930,462)				1,930,462 [g]	1,930,462

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—.2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $192,856)	192,856 [g]	192,856
Total Investments (cost $104,673,005)	98.7%	104,601,074
Cash and Receivables (Net)	1.3%	1,389,915
Net Assets	100.0%	105,990,989

a Principal amount stated in U.S. Dollars unless otherwise noted:
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
EUR—Euro
GBP—British Pound
IDR—Indonesian Rupiah
JPY—JapaneseYen
MXN—Mexican New Peso
PLN— Polish Zloty
SEK—Swedish Krona
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At June 30, 2010, these securities had a total market value of $6,040,227 or 5.7% of net assets.
c Variable rate security—interest rate subject to periodic change.
d Security, or portion thereof, on loan.At June 30, 2010, the total market value of the fund’s securities on loan is
$184,305 and the total market value of the collateral held by the fund is $192,856.
e Held by a broker as collateral for open financial futures and options positions.
f Non-income producing security.
g Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Foreign/Governmental	65.8	Asset/Mortgage-Backed	2.5
Corporate Bonds	26.5	U.S. Treasury	1.0
Short-Term/		Purchased Options	.1
Money Market Investments	2.8		98.7

† Based on net assets.
See notes to financial statements.

16

STATEMENT OF FINANCIAL FUTURES
June 30, 2010 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 6/30/2010 ($)
Financial Futures Long
10 Year Long Gilt	2	361,721	September 2010	6,483
Euro—Bund	13	2,056,924	September 2010	1,826
Japanese 10 Year Bonds	2	3,204,434	September 2010	23,616
U.S. Long Bond	4	510,000	September 2010	5,618
U.S. Treasury 10 Year Notes	10	1,225,469	September 2010	19,529
Financial Futures Short
U.S. Treasury 5 Year Notes	3	(355,055)	September 2010	(3,729)
Gross Unrealized Appreciation				57,072
Gross Unrealized Depreciation				(3,729)

See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN
June 30, 2010 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)	Value ($)
Call Options:
10-Year USD LIBOR-BBA,
September 2012 @ 4.47	1,963,000 [a]	(165,454)
10-Year USD LIBOR-BBA,
November 2012 @ 4.76	1,730,000 [a]	(172,282)
Put Options:
10-Year USD LIBOR-BBA,
February 2011 @ 5.36	3,220,000 [a]	(3,116)
10-Year USD LIBOR-BBA,
September 2012 @ 4.47	1,963,000 [a]	(65,339)
10-Year USD LIBOR-BBA,
November 2012 @ 4.76	1,730,000 [a]	(49,178)
(Premiums received $535,969)		(455,369)

BBA—British Bankers Association
LIBOR—London Interbank Offered Rate
USD—US Dollar
a Non-income producing security.
See notes to financial statements.

The Fund 17

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2010 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $184,305)—Note 1(c):
Unaffiliated issuers	102,549,687	102,477,756
Affiliated issuers	2,123,318	2,123,318
Cash		2,762
Cash denominated in foreign currencies	144,968	145,244
Dividends and interest receivable		2,024,669
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4		853,770
Unrealized appreciation on swap contracts—Note 4		632,970
Swaps premium paid—Note 4		434,238
Receivable for shares of Beneficial Interest subscribed		259,889
Receivable for futures variation margin—Note 4		7,078
Receivable for investment securities sold		4,181
Prepaid expenses		14,475
		108,980,350
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		61,231
Unrealized depreciation on swap contracts—Note 4		973,500
Payable for investment securities purchased		656,285
Outstanding options written, at value (premiums received
$535,969)—See Statement of Options Written—Note 4		455,369
Payable for shares of Beneficial Interest redeemed		439,775
Liability for securities on loan—Note 1(c)		192,856
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4		161,358
Accrued expenses		48,987
		2,989,361
Net Assets ($)		105,990,989
Composition of Net Assets ($):
Paid-in capital		101,415,698
Accumulated distributions in excess of Investment income—net		(408,587)
Accumulated net realized gain (loss) on investments		4,627,038
Accumulated net unrealized appreciation (depreciation) on investments, options transactions, swap transactions and foreign currency transactions
(including $53,343 net unrealized appreciation on financial futures)		356,840
Net Assets ($)		105,990,989
Class I Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)		5,321,805
Net Asset Value, offering and redemption price per share ($)		19.92

See notes to financial statements.

18

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2010 (Unaudited)

Investment Income ($):
Income:
Interest	2,222,180
Dividends;
Affiliated issuers	1,475
Income from securities lending—Note 1(c)	431
Total Income	2,224,086
Expenses:
Investment advisory fee—Note 3(a)	196,207
Custodian fees—Note 3(c)	30,447
Accounting and administration fee—Note 3(a)	30,000
Shareholder servicing costs—Note 3(c)	24,937
Auditing fees	21,700
Prospectus and shareholders’ reports	9,318
Registration fees	9,171
Legal fees	5,725
Trustees’ fees and expenses—Note 3(d)	2,277
Loan commitment fees—Note 2	733
Administrative service fee—Note 3(b)	285
Interest expense—Note 2	180
Miscellaneous	21,125
Total Expenses	352,105
Investment Income—Net	1,871,981
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(170,743)
Net realized gain (loss) on options transactions	(16,509)
Net realized gain (loss) on financial futures	123,620
Net realized gain (loss) on swap transactions	191,851
Net realized gain (loss) on forward foreign currency exchange contracts	7,463,590
Net Realized Gain (Loss)	7,591,809
Net unrealized appreciation (depreciation)
on investments and foreign currency transactions	(4,519,930)
Net unrealized appreciation (depreciation) on options transactions	178,279
Net unrealized appreciation (depreciation) on financial futures	(506,350)
Net unrealized appreciation (depreciation) on swap transactions	(938,542)
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	(192,159)
Net Unrealized Appreciation (Depreciation)	(5,978,702)
Net Realized and Unrealized Gain (Loss) on Investments	1,613,107
Net Increase in Net Assets Resulting from Operations	3,485,088

See notes to financial statements.

The Fund 19

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2010	Year Ended
	(Unaudited)	December 31, 2009[a]
Operations ($):
Investment income—net	1,871,981	2,772,882
Net realized gain (loss) on investments	7,591,809	1,257,948
Net unrealized appreciation
(depreciation) on investments	(5,978,702)	5,099,961
Net Increase (Decrease) in Net Assets
Resulting from Operations	3,485,088	9,130,791
Dividends to Shareholders from ($):
Investment income—net	(3,788,381)	(4,926,356)
Beneficial Interest Transactions ($):
Net proceeds from shares sold	37,568,382	51,586,255
Dividends reinvested	3,661,396	4,351,063
Cost of shares redeemed	(27,106,058)	(28,915,816)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	14,123,720	27,021,502
Total Increase (Decrease) in Net Assets	13,820,427	31,225,937
Net Assets ($):
Beginning of Period	92,170,562	60,944,625
End of Period	105,990,989	92,170,562
Undistributed (distributions in excess of)
investment income—net	(408,587)	1,507,813
Capital Share Transactions (Shares):
Shares sold	1,862,025	2,702,732
Shares issued for dividends reinvested	183,267	238,553
Shares redeemed	(1,345,913)	(1,535,214)
Net Increase (Decrease) in Shares Outstanding	699,379	1,406,071

a Effective September 1, 2009, the fund’s shares were redesignated as Class I shares.
See notes to financial statements.

20

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2010			Year Ended December 31,
Class I Shares	(Unaudited)	2009[a]	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	19.94	18.95	18.57	18.14	17.55	21.35
Investment Operations:
Investment income—net[b]	.38	.74	.72	.69	.53	.75
Net realized and unrealized
gain (loss) on investments	.35	1.72	.75	.10	.21	.23
Total from Investment Operations	.73	2.46	1.47	.79	.74	.98
Distributions:
Dividends from
investment income—net	(.75)	(1.47)	(1.09)	(.36)	(.15)	(4.78)
Net asset value, end of period	19.92	19.94	18.95	18.57	18.14	17.55
Total Return (%)	3.67[c]	13.86	8.08	4.35	4.27	4.72
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.72[d]	.87	.80	.70	.68	.58
Ratio of net expenses
to average net assets	.72[d]	.80	.78	.70	.68	.58
Ratio of net investment income
to average net assets	3.82[d]	3.88	3.84	3.73	3.01	3.49
Portfolio Turnover Rate	86.36[c]	120.50	158[e]	168[e]	89	168
Net Assets, end of period
($ x 1,000)	105,991	92,171	60,945	99,877	93,344	122,721

a	Effective September 1, 2009, the fund’s shares were redesignated as Class I shares.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.
e	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended December 31, 2008 and
2007 were 144% and 140%, respectively.
See notes to financial statements.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus/Standish International Fixed Income Fund (the “fund”) is a separate diversified series of Dreyfus Investment Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company offering twelve series, including the fund. The fund’s investment objective seeks to maximize total return while realizing a market level of income, consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.

Class I shares are sold primarily to bank trust departments and other financial service providers, (including The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution and bear no distribution or service fees. Class I shares are offered without a front end sales charge or contingent deferred sales charge.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities.Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accor-

22

dance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities excluding short-term investments (other than U.S. Treasury Bills), financial futures, options, swaps and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pricing service approved by the Board of Trustees, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Trustees.The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and asked price. Investments in swap transactions are valued each business day by a pricing service approved by the Board of Trustees. Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

24

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2010 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
Quoted Prices		Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	—	321,503	—	321,503
Commercial
Mortgage-Backed	—	1,730,777	—	1,730,777
Corporate Bonds†	—	28,107,122	—	28,107,122
Foreign Government	—	69,662,215	—	69,662,215
Mutual Funds	2,123,318	—	—	2,123,318
Residential
Mortgage-Backed	—	553,986	—	553,986
U.S. Treasury	—	1,944,056	—	1,944,056
Other Financial
Instruments:
Forward Foreign
Currency
Exchange Contracts††	—	853,770	—	853,770
Futures††	57,072	—	—	57,072
Purchased Options	—	158,097	—	158,097
Swaps††	—	632,970	—	632,970
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency
Exchange Contracts††	—	(161,358)	—	(161,358)
Futures††	(3,729)	—	—	(3,729)
Swaps††	—	(973,500)	—	(973,500)
Written Options	—	(455,369)	—	(455,369)
†	See Statement of Investments for country and industry classification.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund.The remaining portion of ASU No. 2010-06 requires reporting entities to make new disclosures about information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements.These new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact that the adoption of this remaining portion of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

26

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement withThe Bank of NewYork Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction.Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended June 30, 2010,The Bank of New York Mellon earned $232 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended June 30, 2010 were as follows:

Affiliated
Investment	Value			Value	Net
Company	12/31/2009 ($)	Purchases ($)	Sales ($) 6/30/2010 ($)		Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	1,631,828	45,145,553	44,846,919	1,930,462	1.8
Dreyfus
Institutional
Cash
Advantage
Fund	885,292	5,855,833	6,548,269	192,856.2
Total	2,517,120	51,001,386	51,395,188	2,123,318	2.0

(e) Concentration of Risk: The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment.They may also decline because of factors that affect a particular industry.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

28

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $1,891,140 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2009. If not applied, the carryover expires in fiscal 2010. It’s uncertain whether the fund will be able to realize the benefits of the remaining capital loss carryovers before they expire and the remaining capital loss carryover could be subject to future limitations imposed by the Code related to share ownership activity.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2009 was as follows: ordinary income $4,926,356. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended June 30, 2010, was approximately $23,900 with a related weighted average annualized interest rate of 1.52%.

NOTE 3—Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an investment advisory agreement with the Manager, the investment advisory fee is computed at the annual rate of .40% of the value of the fund’s average daily net assets and is payable monthly.

The Trust entered into an agreement with The Bank of New York Mellon, pursuant to which The Bank of New York Mellon provides administration and fund accounting services for the fund. For these services the fund pays The Bank of NewYork Mellon a fixed fee plus asset and transaction based fees, as well as out-of-pocket expenses. During the period ended June 30, 2010, the fund was charged $30,000 for administration and fund accounting services pursuant to the agreement.

(b) The fund may pay administrative service fees.These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities (“Plan Administrators”) that provide record keeping and/or other administrative support services to accounts, retirement plans and their participants.As compensation for such services, the fund may pay each Plan Administrator an administrative service fee in an amount of up to .15% (on an annualized basis) of the fund’s average daily net assets attributable to fund shares that are held in accounts serviced by such Plan Administrator. During the period ended June 30, 2010, the fund was charged $285.The fund’s adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services.These

30

payments may provide an incentive for these entities to actively promote the fund or cooperate with the distributor’s promotional efforts.

(c) The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended June 30, 2010, the fund was charged $10,154 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under cash management agreements for performing cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2010, the fund was charged $1,772 pursuant to the cash management agreements.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2010, the fund was charged $30,447 pursuant to the custody agreement.

During the period ended June 30, 2010, the fund was charged $2,742 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $34,280, custodian fees $16,838, chief compliance officer fees $4,113 and transfer agency per account fees $6,000.

(d) Effective January 1, 2010, each Trustee who is not an “interested person” of the Trust (as defined in the Act) received $60,000 per annum, plus $7,000 per joint Board meeting of the Trust, The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Funds Trust, The Dreyfus/Laurel Tax-Free Municipal Funds and Dreyfus Funds, Inc. (collectively, the “Board Group Open-end Funds”) attended, $2,500 for separate in-person committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

$2,000 for Board meetings and separate committee meetings attended that are conducted by telephone.The Board Group Open-end Funds also reimburse each Trustee who is not an “interested person” of the Trust (as defined in the Act) for travel and out-of-pocket expenses. With respect to Board meetings, the Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). Effective January 1, 2010, the Chair of each of the Board’s committees, unless the Chair also serves as Chair of the Board, receives $1,350 per applicable committee meeting. In the event that there is an in-person joint committee meeting or a joint telephone meeting of the Board Group Open-end Funds and Dreyfus HighYield Strategies Fund, the $2,500 or $2,000 fee, as applicable, is allocated between the Board Group Open-end Funds and Dreyfus High Yield Strategies Fund.These fees and expenses are charged and allocated to each series based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, forward contracts, financial futures, options transactions and swap transactions, during the period ended June 30, 2010, amounted to $102,316,263 and $81,751,302, respectively.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not

32

qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure. The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of June 30, 2010 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Interest rate risk[1,2,4]	845,573	Interest rate risk[1,3,5]	(1,381,682)
Foreign exchange risk[6]	853,770	Foreign exchange risk[7]	(161,358)
Credit risk[4]	2,566	Credit risk[5]	(50,916)
Gross fair value of
derivatives contracts	1,701,909		(1,593,956)

Statement of Assets and Liabilities location:
1	Includes cumulative appreciation (depreciation) on futures contracts as reported in the Statement of
Financial Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
2	Outstanding options purchased, at value.
3	Outstanding options written, at value.
4	Unrealized appreciation on swap contracts.
5	Unrealized depreciation on swap contracts.
6	Unrealized appreciation on forward foreign currency exchange contracts.
7	Unrealized depreciation on forward foreign currency exchange contracts.

The effect of derivative instruments in the Statement of Operations during the period ended June 30, 2010 is shown below:

	Amount of realized gain or (loss) on derivatives recognized in income ($)
			Forward
Underlying risk	Futures[8]	Options[9]	Contracts[10]	Swaps[11]	Total
Interest rate	123,620	(3,270)	—	99,823	220,173
Foreign exchange	—	(13,239)	7,463,590	—	7,450,351
Credit	—	—	—	92,028	92,028
Total	123,620	(16,509)	7,463,590	191,851	7,762,552

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($)[12]
			Forward
Underlying risk	Futures	Options	Contracts	Swaps	Total
Interest rate	(506,350)	178,279	—	(788,436)	(1,116,507)
Foreign exchange	—	—	(192,159)	—	(192,159)
Credit	—	—	—	(150,106)	(150,106)
Total	(506,350)	178,279	(192,159)	(938,542)	(1,458,772)

Statement of Operations location:
8	Net realized gain (loss) on financial futures.
9	Net realized gain (loss) on options transactions.
[10]	Net realized gain (loss) on forward foreign currency exchange contracts.
[11]	Net realized gain (loss) on swap transactions.
[12]	Net unrealized appreciation (depreciation) on financial futures, options transactions, forward foreign currency exchange contracts and swap transactions.

During the period ended June 30, 2010, the following summarizes the average market value and percentage of average net assets:

			Value ($)	Average Net Assets (%)
Interest rate futures contracts		23,122,265			23.38
Interest rate options contracts			507,860.51
Forward contracts		81,639,378			82.53

During the period ended June 30, 2010, the following summarizes the average notional value and percentage of average net assets:

	Value ($)	Average Net Assets (%)
Interest rate swap contracts	24,647,626	24.92
Credit default swap contracts	3,194,177	3.23

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments.The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the

34

Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default. Contracts open at June 30, 2010 are set forth in the Statement of Financial Futures.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain,to the extent of the premium,if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain,to the extent of the premium,if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.

The following summarizes the fund’s call/put options written for the period ended June 30, 2010:

	Face Amount
	Covered by	Premiums
Options Written:	Contracts ($)	Received ($)
Contracts outstanding
December 31, 2009	7,386,000	487,669
Contracts written	3,220,000	48,300
Contracts outstanding
June 30, 2010	10,606,000	535,969

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations.The fund is exposed to foreign currency

36

risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward contracts at June 30, 2010:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases:
Canadian Dollar,
Expiring 7/2/2010	506,446	481,641	475,737	(5,904)
Sales:		Proceeds ($)
Australian Dollar,
Expiring 7/30/2010	2,630,000	2,274,792	2,205,710	69,082
Australian Dollar,
Expiring 7/30/2010	1,775,000	1,537,789	1,488,644	49,145
Brazilian Real,
Expiring 7/30/2010	3,405,000	1,880,592	1,874,432	6,160
British Pound,
Expiring 7/30/2010	1,970,000	2,913,039	2,943,330	(30,291)
British Pound,
Expiring 7/30/2010	2,640,000	3,951,557	3,944,360	7,197
Canadian Dollar,
Expiring 7/30/2010	1,280,000	1,228,289	1,202,160	26,129
Canadian Dollar,
Expiring 7/30/2010	510,000	484,929	478,986	5,943
Euro,
Expiring 7/30/2010	460,000	565,956	562,594	3,362
Euro,
Expiring 7/30/2010	20,680,000	25,597,911	25,292,305	305,606
Euro,
Expiring 7/30/2010	4,870,000	6,032,323	5,956,167	76,156
Euro,
Expiring 7/30/2010	9,375,000	11,604,562	11,465,926	138,636
Euro,
Expiring 7/30/2010	8,295,000	10,256,768	10,145,052	111,716
Indonesian Rupiah,
Expiring
7/30/2010	18,146,980,000	1,986,968	1,991,657	(4,689)
Japanese Yen,
Expiring 7/30/2010	3,285,000	36,767	37,172	(405)
Japanese Yen,
Expiring 7/30/2010	193,975,000	2,171,905	2,194,980	(23,075)
Japanese Yen,
Expiring 7/30/2010	369,640,000	4,140,697	4,182,768	(42,071)

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales (continued):
Japanese Yen,
Expiring 7/30/2010	191,260,000	2,142,561	2,164,258	(21,697)
Japanese Yen,
Expiring 7/30/2010	290,010,000	3,248,465	3,281,691	(33,226)
Mexican New Peso,
Expiring 7/30/2010	23,065,000	1,809,488	1,777,917	31,571
Polish Zloty,
Expiring 7/30/2010	2,760,000	827,239	811,851	15,388
Swedish Krona,
Expiring 7/30/2010	10,300,000	1,328,622	1,320,943	7,679
Gross Unrealized
Appreciation				853,770
Gross Unrealized
Depreciation				(161,358)

Swaps: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument.The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash,the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swaps contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

38

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount.The fund enters into these agreements for a variety of reasons, including to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount.The net interest received or paid on interest rate swap agreements is included within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Interest rate swaps are valued daily and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the coun-terparty over the contract’s remaining life, to the extent that the amount is positive.This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open interest rate swaps entered into by the fund at June 30, 2010:

					Unrealized
Notional	Reference		(Pay)/Receive		Appreciation
Amount ($)	Entity/Currency	Counterparty	Fixed Rate (%) Expiration (Depreciation) ($)

10,100,000	CAD—6 Month
	Libor	Merrill Lynch	(1.79)	3/25/2012	(89,348)
2,340,000	CAD—6 Month
	Libor	Merrill Lynch	3.74	3/25/2020	84,642
12,780,000	USD—6 Month
	Libor	Citibank	(3.68)	5/5/2020	(833,236)
1,080,000	GBP—6 Month
	Libor	JP Morgan	6.30	6/18/2011	83,556
595,000,000	JPY—6 Month
	Yenibor	JP Morgan	1.36	1/19/2012	123,072

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

					Unrealized
Notional	Reference		(Pay)/Receive		Appreciation
Amount ($)	Entity/Currency	Counterparty	Fixed Rate (%) Expiration (Depreciation) ($)

240,000,000	JPY—6 Month
	Yenibor	JP Morgan	1.13	2/16/2019	34,074
304,000,000	JPY—6 Month
	Yenibor	JP Morgan	2.08	7/28/2016	305,060
Gross Unrealized
Appreciation					630,404
Gross Unrealized
Depreciation					(922,584)

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company, obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring.The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument.The maximum payouts for these contracts are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected on the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the following chart, which summarizes open credit default swaps on index issues entered into by the fund. These potential amounts would be partially offset by any recovery values of the

40

respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities.The following summarizes open credit default swaps entered into by the fund at June 30, 2010:

		(Pay)			Upfront
		Receive	Implied		Premiums	Unrealized
Reference	Notional	Fixed	Credit	Market	Receivable	Appreciation
Obligation	Amount ($)[2]	Rate (%)	Spread[3]	Value ($)	(Payable) ($) (Depreciation) ($)

Purchase Contracts:[1]
Dow Jones
CDX.NA.HY.14
Index 6/20/2015†	1,865,000[a]	(5.00)	646	101,221	103,257	(2,036)
Dow Jones
CDX.NA.HY.14
Index 6/20/2015†	1,875,000[a]	(5.00)	646	101,764	99,197	2,566
Dow Jones
CDX.NA.HY.14
Index 6/20/2015†	1,890,000[b]	(5.00)	646	102,578	129,479	(26,901)
Dow Jones
CDX.NA.HY.14
Index 6/20/2015†	1,480,000[b]	(5.00)	646	80,325	102,304	(21,979)
Gross Unrealized
Appreciation						2,566
Gross Unrealized
Depreciation						(50,916)

† Expiration Date
Counterparties:

a	JP Morgan
b	Citibank
1	If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.
2	The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.
3	Implied credit spreads, represented in absolute terms, utilized in determining the market value as of the period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative.The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.A credit spread identified as “Defaulted”
indicates a credit event has occurred for the referenced entity.

The Fund 41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

GAAP includes required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. There are amendments, which require additional disclosures about the current status of the payment/performance risk of a guarantee.All changes to accounting policies have been made in accordance with these amendments and are incorporated within the current period as part of the Notes to the Statement of Investments and disclosures within this Note.

At June 30, 2010, accumulated net unrealized depreciation on investments was $71,931, consisting of $3,203,380 gross unrealized appreciation and $3,275,311 gross unrealized depreciation.

At June 30, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

42

INFORMATION ABOUT THE REVIEW AND
APPROVAL OF THE FUND’S INVESTMENT
ADVISORY AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 9, 2010, the Board considered the re-approval of the fund’s Investment Advisory Agreement (“Management Agreement”), pursuant to which the Manager provides the fund with investment advisory and certain administrative services.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and representatives of the Manager confirmed that there had been no material changes in this information.The Board also discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement. The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the distribution channels for the fund, as well as the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including those of the fund.The Manager provided the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive compliance infrastructure.The Board also considered the Manager’s brokerage policies and practices and the standards applied in seeking best execution.

The Fund 43

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and comparisons to a group of institutional international income funds (the “Performance Group”) and to a larger universe of funds, consisting of all retail and institutional international income funds (the “Performance Universe”) selected and provided by Lipper, Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below). The Board members discussed the results of the comparisons and noted that the fund’s total return performance for the one-, two-, three-, four-, five- and ten-year periods ended December 31, 2009 was above the Performance Group and Performance Universe medians for each of those periods, except the ten-year period when the fund’s total return performance was below the Performance Group median.The Board members also noted that the fund’s yield performance was variously above and below the Performance Group and Performance Universe medians for the ten one-year periods ended December 31 (2000-2009).The Manager also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board members also discussed the fund’s contractual and actual management fees and expense ratio and reviewed the range of management fees and expense ratios of a comparable group of funds (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper.The Lipper data presenting the fund’s “actual management fees” included fees paid by the fund, as calculated by Lipper, for administrative services provided byThe Bank of NewYork Mellon, the Trust’s administrator. Such reporting was necessary, according to Lipper, to allow the Board to compare the fund’s advisory fees to those peers that include administrative fees within a combined management (investment advisory and administrative) fee. The fund’s actual management fee and expense ratio also reflected a waiver by the Manager. A representative of the Manager informed the

44

Board members that the Manager had been limiting the fund’s total expense ratio (excluding brokerage commissions, taxes and extraordinary expenses) to 0.80% of the fund’s average daily net assets and that such limitation was voluntary and could be terminated at any time. The Board noted that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was below the Expense Group and Expense Universe medians and the fund’s expense ratio was above the Expense Group median and at the Expense Universe median.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by the only mutual fund managed by the Manager or its affiliates with similar investment objectives, policies and strategies, and included in the same Lipper category as the fund (the “Similar Fund”).They also noted that there were no other accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund. The Board analyzed differences in fees paid to the Manager and discussed the relationship of the fees paid in light of the services provided.The Board members considered the relevance of the fee information provided for the Similar Fund to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale.The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit.The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex.The Board also was informed that the methodology had also been reviewed by an independent registered public accounting firm which,like the con-sultant,found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the

The Fund 45

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

profitability analysis in light of the relevant circumstances for the fund. The Board members also considered potential benefits to the Manager from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It also was noted that the profitability percentage for managing the fund was within the range determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided by the Manager.The Board also noted the fee waiver arrangement and its effect on the profitability of the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the services provided by the Manager are adequate and appropriate.

  The Board was satisfied with the fund’s performance.

  The Board concluded, taking into account the fee waiver, that the fee paid by the fund to the Manager was reasonable in light of the services provided, comparative performance, expense and manage- ment fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.

46

  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the man- agement of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 47

NOTES

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and       Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

3

Item 12.    Exhibits.

(a)(1)    Not applicable.

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)    Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	August 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	August 23, 2010

By: /s/ James Windels
James Windels, Treasurer
Date:	August 23, 2010

5

EXHIBIT INDEX

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)

6